UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00242

Natixis Funds Trust II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1 SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of September 30, 2016 (Unaudited)

ASG Dynamic Allocation Fund

Shares	Description	Value (†)
Exchange-Traded Funds – 47.7%
11,518	iShares® Core U.S. Aggregate Bond ETF	$1,294,853
6,044	iShares® Edge MSCI Min Vol Emerging Markets ETF	326,739
2,666	iShares® JP Morgan USD Emerging Markets Bond ETF	312,482
27,244	SPDR® Barclays International Treasury Bond ETF(b)	785,717
4,422	Vanguard FTSE All World ex-U.S. Small-Cap ETF	440,109
11,743	Vanguard FTSE Developed Markets ETF	439,306
8,851	Vanguard FTSE Emerging Markets ETF	333,063
8,967	Vanguard FTSE Europe ETF	436,962
7,333	Vanguard FTSE Pacific ETF	444,233
14,541	Vanguard Intermediate-Term Corporate Bond ETF	1,302,583
8,474	Vanguard Mid-Cap ETF	1,096,875
13,955	Vanguard Total International Bond ETF	782,038
9,725	Vanguard Total Stock Market ETF	1,082,684
12,299	Vanguard Value ETF	1,070,013

	Total Exchange-Traded Funds (Identified Cost $9,930,399)	10,147,657

Principal Amount
Short-Term Investments – 51.8%
	Certificates of Deposit – 37.7%
$ 850,000	Bank of Nova Scotia (TX), 0.843%, 10/03/2016(c)	850,032
800,000	Abbey National Treasury Services PLC (CT), 0.380%, 10/06/2016	800,000
800,000	Credit Agricole Corporate & Investment Bank, 0.400%, 10/06/2016	800,004
800,000	Banco Del Estado de Chile (NY), 0.769%, 10/07/2016(c)	800,058
700,000	Svenska Handelsbanken (NY), 0.835%, 11/02/2016(d)	700,202
500,000	Rabobank Nederland NV, 0.882%, 11/21/2016(c)(d)	500,202
800,000	State Street Bank and Trust Company, 0.869%, 12/07/2016(c)(d)	800,313
750,000	Sumitomo Mitsui Bank (NY), 0.984%, 1/04/2017(c)(d)	750,290
800,000	Dexia Credit Local, (Credit Support: Belgium/France/Luxembourg), 0.893%, 1/09/2017(c)	800,201
500,000	National Australia Bank, 1.100%, 2/08/2017	500,598
700,000	Toronto Dominion Bank, 1.316%, 8/10/2017(c)	700,421

		8,002,321

	Time Deposits – 7.3%
650,000	Canadian Imperial Bank of Commerce, 0.260%, 10/03/2016	650,000
900,000	National Bank of Kuwait, 0.330%, 10/03/2016(c)	900,000

		1,550,000

Principal Amount	Description	Value (†)
	Other Notes – 4.0%
$ 850,000	Bank of America N.A., 0.700%, 11/03/2016(c)	$850,096

	Treasuries – 2.8%
150,000	U.S. Treasury Bills, 0.252%, 10/20/2016(e)(f)	149,991
200,000	U.S. Treasury Bills, 0.160%, 11/17/2016(e)(f)	199,956
250,000	U.S. Treasury Bills, 0.260%, 12/22/2016(e)(f)	249,869

		599,816

	Total Short-Term Investments (Identified Cost $10,999,810)	11,002,233

	Total Investments – 99.5% (Identified Cost $20,930,209)(a)	21,149,890
	Other assets less liabilities – 0.5%	96,447

	Net Assets – 100.0%	$21,246,337

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2016, futures contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the contracts, as follows:

Notional Value	Unrealized Appreciation/ Depreciation*	Unrealized as a Percentage of Net Assets
$3,504,168	$52,140	0.25%

*	Amounts represent gross unrealized appreciation/(depreciation) at absolute value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2016, the net unrealized appreciation on investments based on a cost of $20,930,209 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$221,170
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,489)

Net unrealized appreciation	$219,681

At December 31, 2015, the Fund had a short-term capital loss carryforward of $187,294 with no expiration date and a long-term capital loss carryforward of $59,240 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	Variable rate security. Rate as of September 30, 2016 is disclosed.
(d)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(e)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ETF       Exchange-Traded Fund

SPDR    Standard & Poor’s Depositary Receipt

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2016, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
ASX SPI 200™	12/15/2016	3	$312,929	$13,141
CAC 40®	10/21/2016	6	299,740	5,423
E-mini Dow	12/16/2016	22	2,004,090	(15,895)
E-mini NASDAQ 100	12/16/2016	20	1,948,100	77,815
E-mini S&P 500®	12/16/2016	18	1,944,450	7,878
EURO STOXX 50®	12/16/2016	10	336,726	743
FTSE 100 Index	12/16/2016	3	266,771	7,547
FTSE/JSE Top 40 Index	12/15/2016	13	435,083	(5,030)
German Euro Bund	12/08/2016	2	372,278	1,977
Hang Seng Index®	10/28/2016	2	302,707	389
Mini-Russell 2000	12/16/2016	16	1,997,280	58,045
MSCI Singapore	10/28/2016	19	441,154	7,545
MSCI Taiwan Index	10/28/2016	12	412,212	(3,228)
S&P CNX Nifty Futures Index	10/27/2016	25	433,144	(6,918)
TOPIX	12/08/2016	2	263,702	2,176
UK Long Gilt	12/28/2016	2	337,647	(2,592)
5 Year U.S. Treasury Note	12/30/2016	2	243,031	805
10 Year Australia Government Bond	12/15/2016	3	314,596	2,870
10 Year U.S. Treasury Note	12/20/2016	2	262,250	1,297
30 Year U.S. Treasury Bond	12/20/2016	1	168,156	(1,375)

Total				$152,613

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$10,147,657	$—	$—	$10,147,657
Short-Term Investments*	—	11,002,233	—	11,002,233
Futures Contracts (unrealized appreciation)	150,687	36,964	—	187,651

Total	$10,298,344	$11,039,197	$—	$21,337,541

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(19,862)	$(15,176)	$—	$(35,038)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

For the period ended September 30, 2016, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund tactically allocates its investments across a range of asset classes and global markets. The Fund will typically use a variety of derivative instruments, in particular long positions in futures and forward contracts, to achieve exposures to global equity and fixed income securities. The Fund may also hold short positions in derivatives for hedging purposes. During the year ended September 30, 2016, the Fund used long contracts on U.S. and foreign equity market indices and U.S. and foreign government bonds to gain investment exposures in accordance with its objectives.

The following is a summary of derivative instruments for the Fund, as of September 30, 2016:

Assets	Unrealized appreciation on futures contracts
Exchange-traded assets derivatives
Equity contracts	$180,702
Interest rate contracts	6,949

Total asset derivatives	$187,651

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Equity contracts	$(31,071)
Interest rate contracts	(3,967)

Total liability derivatives	$(35,038)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of September 30, 2016:

	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Exchange-traded counterparty credit risk
Futures contracts	$187,651	$187,651
Margin with brokers	516,948	516,948

Total exchange-traded counterparty credit risk	$704,599	$704,599

Industry Summary at September 30, 2016 (Unaudited)

Exchange-Traded Funds	47.7%
Certificates of Deposit	37.7
Time Deposits	7.3
Other Notes	4.0
Treasuries	2.8

Total Investments	99.5
Other assets less liabilities (including futures contracts)	0.5

Net Assets	100.0%

CONSOLIDATED PORTFOLIO OF INVESTMENTS – as of September 30, 2016 (Unaudited)

ASG Global Alternatives Fund

Principal Amount
Short-Term Investments – 97.3%
	Certificates of Deposit – 71.9%
$ 80,000,000	Landesbank Hessen (NY), 0.460%, 10/03/2016	80,000,706
60,000,000	Bank of Nova Scotia (TX), 0.843%, 10/03/2016(b)	60,002,280
73,000,000	Sumitomo Mitsui Trust Bank (NY), 0.420%, 10/05/2016	73,000,477
79,800,000	Abbey National Treasury Services PLC (CT), 0.380%, 10/06/2016	79,800,000
90,000,000	Credit Agricole Corporate & Investment Bank, 0.400%, 10/06/2016	90,000,419
40,000,000	National Bank of Canada, 0.420%, 10/06/2016	39,999,600
50,000,000	Banco Del Estado de Chile (NY), 0.769%, 10/07/2016(b)	50,003,600
50,000,000	Deutsche Zentral-Genossenschaftsbank (NY), 0.570%, 10/11/2016	50,000,253
85,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (NY), 0.530%, 10/24/2016	84,999,316
5,000,000	Sumitomo Mitsui Trust Bank (NY), 0.900%, 10/24/2016	5,001,457
10,000,000	Svenska Handelsbanken (NY), 0.835%, 11/02/2016	10,002,880
57,000,000	Royal Bank of Canada, 0.889%, 11/07/2016(b)(c)	57,021,546
90,000,000	Rabobank Nederland NV, 0.882%, 11/21/2016(b)(c)	90,036,360
45,000,000	Toronto Dominion Bank, 0.850%, 12/01/2016(c)	45,017,730
50,000,000	State Street Bank and Trust Company, 0.869%, 12/07/2016(b)(c)	50,019,550
80,000,000	Credit Industriel et Commercial (NY), 0.830%, 12/15/2016	80,015,301
47,000,000	National Bank of Canada, 0.860%, 1/05/2017	46,997,954
50,000,000	Dexia Credit Local, (Credit Support: Belgium/France/Luxembourg), 0.893%, 1/09/2017(b)(c)	50,012,600
5,000,000	Sumitomo Mitsui Bank (NY), 1.232%, 1/20/2017(b)	5,004,925
73,000,000	Svenska Handelsbanken (NY), 1.096%, 2/03/2017(b)	73,044,676
25,000,000	Westpac Banking Corp. (NY), 1.078%, 2/06/2017(b)	25,016,600
60,000,000	National Australia Bank, 1.100%, 2/08/2017(c)	60,071,765
57,000,000	Skandinaviska Enskilda Banken AB (NY), 1.108%, 2/09/2017(b)	57,035,967
25,000,000	Royal Bank of Canada, 1.131%, 2/17/2017(b)	25,015,000
50,000,000	Mizuho Bank Ltd. (NY), 1.231%, 2/17/2017(b)(c)	50,020,200
20,000,000	Deutsche Zentral-Genossenschaftsbank (NY), 1.150%, 3/09/2017	19,991,705

Principal Amount	Description	Value (†)
	Certificates of Deposit – continued
$ 95,000,000	Bank of Montreal (IL), 1.218%, 5/12/2017(b)(c)	$95,036,765
15,000,000	Toronto Dominion Bank, 1.316%, 8/10/2017(b)	15,009,030

		1,467,178,662

	Commercial Paper – 9.6%
25,000,000	BNP Paribas Fortis S.A. (NY), 0.370%, 10/06/2016(d)	24,998,425
46,950,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 0.440%, 10/13/2016(d)	46,941,693
69,000,000	ING (U.S.) Funding LLC, (Credit Support: ING Bank NV), 0.752%, 11/02/2016(d)	68,963,125
55,000,000	Swedbank (NY), 0.802%, 12/05/2016(d)	54,950,390

		195,853,633

	Time Deposits – 7.6%
60,000,000	Canadian Imperial Bank of Commerce, 0.260%, 10/03/2016	60,000,000
95,400,000	National Bank of Kuwait, 0.330%, 10/03/2016(b)	95,400,000

		155,400,000

	Treasuries – 4.8%
36,000,000	U.S. Treasury Bills, 0.253%, 10/20/2016(d)(e)	35,997,696
30,500,000	U.S. Treasury Bills, 0.160%, 11/17/2016(d)(e)	30,493,321
31,500,000	U.S. Treasury Bills, 0.260%, 12/22/2016(d)(e)	31,483,462

		97,974,479

	Other Notes – 3.4%
50,000,000	Wells Fargo Bank, National Association, 1.027%, 11/18/2016(b)	50,001,850
20,000,000	JPMorgan Chase Bank NA, Series 1, 1.033%, 12/07/2016	19,999,280

		70,001,130

	Total Short-Term Investments (Identified Cost $1,985,987,210)	1,986,407,904

Shares
Exchange-Traded Funds – 2.4%
556,035	iShares® iBoxx $ High Yield Corporate Bond ETF (Identified Cost $47,649,851)	48,519,614

	Total Investments – 99.7% (Identified Cost $2,033,637,061)(a)	2,034,927,518
	Other assets less liabilities – 0.3%	6,089,916

	Net Assets – 100.0%	$2,041,017,434

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of September 30, 2016, the value of the Fund’s investment in the Subsidiary was $22,079,927, representing 1.1% of the Fund’s net assets.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2016, futures contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the contracts, as follows:

Notional Value	Unrealized Appreciation/ Depreciation*	Unrealized as a Percentage of Net Assets
$740,249,843	$11,042,462	0.54%

*	Amounts represent gross unrealized appreciation/(depreciation) at absolute value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2016, the net unrealized appreciation on investments based on a cost of $2,033,637,061 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,304,621
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(14,164)

Net unrealized appreciation	$1,290,457

At December 31, 2015, the Fund had a short-term capital loss carryforward of $57,201,426 with no expiration date. At December 31, 2015, late-year ordinary and post-October capital loss deferrals were $1,007,908. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of September 30, 2016 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.

(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(e)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

At September 30, 2016, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	12/21/2016	Australian Dollar	68,500,000	$52,335,111	$1,036,968
Sell[1]	12/21/2016	Canadian Dollar	59,300,000	45,225,747	(74,483)
Sell[1]	12/21/2016	Swedish Krona	164,000,000	19,192,823	210,928
Buy[1]	12/21/2016	Swiss Franc	22,250,000	23,011,877	214

Total					$1,173,627

[1]	Counterparty is UBS AG

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2016, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
DAX	12/16/2016	612	$180,996,152	$1,969,394
E-mini MSCI Emerging Markets Index	12/16/2016	56	2,555,000	(40,880)
E-mini S&P 500®	12/16/2016	4,712	509,013,800	2,059,030
FTSE 100 Index	12/16/2016	3,524	313,366,838	8,544,676
German Euro Bund	12/08/2016	681	126,760,654	1,210,240
Hang Seng Index®	10/28/2016	486	73,557,889	100,221
Japanese Yen	12/19/2016	568	70,222,550	(111,525)
Mini-Russell 2000	12/16/2016	809	100,987,470	3,085,475
TOPIX	12/08/2016	1,307	172,328,964	428,171
10 Year U.S. Treasury Note	12/20/2016	799	104,768,875	(123,968)

Total				$17,120,834

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Brent Crude Oil	10/31/2016	326	$16,361,940	$1,287,700
Copper LME	12/21/2016	315	38,327,625	1,819,125
Gold	12/28/2016	866	114,060,860	(1,758,430)
Nickel LME	12/21/2016	34	2,156,688	(17,136)
WTI Crude Oil	10/20/2016	90	4,341,600	248,400

Total				$1,579,659

At September 30, 2016, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Euro	12/19/2016	1,390	$195,937,875	$122,682
Eurodollar	3/13/2017	6,527	1,616,329,962	39,450
2 Year U.S. Treasury Note	12/30/2016	1,904	415,964,500	89,248
10 Year Japan Government Bond	12/13/2016	123	184,782,013	(693,753)

Total				$(442,373)

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum LME	12/21/2016	37	$1,548,913	$(84,175)
Copper LME	12/21/2016	525	63,879,375	(804,594)
Nickel LME	12/21/2016	34	2,156,688	(97,818)

Total				$(986,587)

[2]	Commodity futures are held by ASG Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$48,519,614	$—	$—	$48,519,614
Short-Term Investments*	—	1,986,407,904	—	$1,986,407,904
Forward Foreign Currency Contracts (unrealized appreciation)	—	1,248,110	—	1,248,110
Futures Contracts (unrealized appreciation)	9,961,350	11,042,462	—	21,003,812

Total	$58,480,964	$1,998,698,476	$—	$2,057,179,440

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(74,483)	$—	$(74,483)
Futures Contracts (unrealized depreciation)	(3,732,279)	—	—	(3,732,279)

Total	$(3,732,279)	$(74,483)	$—	$(3,806,762)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

For the period ended September 30, 2016, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of and underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds. The Fund uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds, and seeks to use a variety of derivative instruments to capture such exposures in the aggregate. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the period ended September 30, 2016, the Fund used long and short contracts on U.S. and foreign government bonds, U.S. and foreign equity market indices, foreign currencies, commodities (through investments in the Subsidiary), and short-term interest rates in accordance with these objectives.

The following is a summary of derivative instruments for the Fund, as of September 30, 2016:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$1,248,110	$—

Exchange-traded asset derivatives
Interest rate contracts	$—	$11,042,462
Equity contracts	—	6,606,125
Commodity contracts	—	3,355,225

Total exchange-traded asset derivatives	$—	$21,003,812

Total asset derivatives	$1,248,110	$21,003,812

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$($74,483)	$—

Exchange-traded liability derivatives
Equity contracts	$—	$(970,126)
Commodity contracts	—	(2,762,153)

Total exchange-traded liability derivatives	$—	$($3,732,279)

Total liability derivatives	$($74,483)	$($3,732,279)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter (“OTC”) derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of September 30, 2016, the Fund did not hold any derivative positions subject to these provisions that are in a net liability position by counterparty.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of September 30, 2016:

	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Over-the-counter counterparty credit risk
Forward foreign currency contracts	$1,248,110	$1,173,627
Collateral pledged to UBS AG	2,640,000	2,640,000

Total over-the-counter counterparty credit risk	3,888,110	3,813,627

Exchange-traded counterparty credit risk
Futures contracts	21,003,812	21,003,812
Margin with brokers	90,329,722	90,329,722

Total exchange-traded counterparty credit risk	111,333,534	111,333,534

Total counterparty credit risk	$115,221,644	$115,147,161

Industry Summary at September 30, 2016 (Unaudited)

Certificates of Deposit	71.9%
Commercial Paper	9.6
Time Deposits	7.6
Treasuries	4.8
Other Notes	3.4
Exchange-Traded Funds	2.4

Total Investments	99.7
Other assets less liabilities (including forward foreign currency contracts and futures contracts)	0.3

Net Assets	100.0%

CONSOLIDATED PORTFOLIO OF INVESTMENTS – as of September 30, 2016 (Unaudited)

ASG Global Macro Fund

Principal Amount	Description	Value (†)
Short-Term Investments – 99.2% of Net Assets
	Certificates of Deposit – 73.7%
$ 750,000	Bank of Nova Scotia (TX), 0.843%, 10/03/2016(b)	$750,029
500,000	Abbey National Treasury Services PLC (CT), 0.380%, 10/06/2016	500,000
1,100,000	Credit Agricole Corporate & Investment Bank, 0.400%, 10/06/2016	1,100,005
1,200,000	Banco Del Estado de Chile (NY), 0.769%, 10/07/2016(b)	1,200,086
800,000	Oversea-Chinese Banking Corp. Ltd. (NY), 0.660%, 10/11/2016	800,044
1,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (NY), 0.530%, 10/24/2016	999,992
1,100,000	Svenska Handelsbanken (NY), 0.835%, 11/02/2016	1,100,317
1,000,000	Rabobank Nederland NV, 0.882%, 11/21/2016(b)	1,000,404
500,000	Toronto Dominion Bank, 0.850%, 12/01/2016	500,197
1,000,000	Norinchukin Bank (NY), 0.950%, 12/12/2016	1,000,436
900,000	State Street Bank and Trust Company, 0.878%, 12/14/2016(b)	900,332
1,200,000	Credit Industriel et Commercial (NY), 0.830%, 12/15/2016	1,200,230
1,000,000	Sumitomo Mitsui Bank (NY), 0.984%, 1/04/2017(b)	1,000,387
1,000,000	National Bank of Canada, 0.860%, 1/05/2017	999,957
800,000	Dexia Credit Local, (Credit Support: Belgium/France/Luxembourg), 0.893%, 1/09/2017(b)	800,202
1,100,000	Mizuho Bank Ltd. (NY), 1.177%, 1/13/2017(b)	1,101,113
1,200,000	National Australia Bank, 1.100%, 2/08/2017(c)	1,201,435
1,200,000	Skandinaviska Enskilda Banken AB (NY), 1.108%, 2/09/2017(b)	1,200,757
1,200,000	Royal Bank of Canada, 1.131%, 2/17/2017(b)(c)	1,200,720
1,300,000	Deutsche Zentral-Genossenschaftsbank (NY), 1.150%, 3/09/2017(c)	1,299,461
1,000,000	Bank of Montreal (IL), 1.218%, 5/12/2017(b)(c)	1,000,387
500,000	Toronto Dominion Bank, 1.316%, 8/10/2017(b)	500,301

		21,356,792

	Commercial Paper – 11.7%
1,200,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 0.440%, 10/11/2016(d)	1,199,824
1,200,000	ING (U.S.) Funding LLC, (Credit Support: ING Bank NV), 0.752%, 11/02/2016(d)	1,199,359

Principal Amount	Description	Value (†)
	Commercial Paper – continued
$ 1,000,000	Swedbank (NY), 0.802%, 12/05/2016(d)	$999,098

		3,398,281

	Time Deposits – 5.5%
600,000	Canadian Imperial Bank of Commerce, 0.260%, 10/03/2016	600,000
1,000,000	National Bank of Kuwait, 0.330%, 10/03/2016(b)	1,000,000

		1,600,000

	Treasuries – 4.5%
350,000	U.S. Treasury Bills, 0.248%, 10/20/2016(d)(e)	349,978
600,000	U.S. Treasury Bills, 0.163%-0.298%, 11/17/2016(d)(e)(f)	599,868
350,000	U.S. Treasury Bills, 0.263%, 12/22/2016(d)(e)	349,816

		1,299,662

	Other Notes – 3.8%
1,100,000	Bank of America N.A., 0.700%, 11/03/2016(b)	1,100,124

	Total Short-Term Investments (Identified Cost $28,746,922)	28,754,859

	Total Investments – 99.2% (Identified Cost $28,746,922)(a)	28,754,859
	Other assets less liabilities – 0.8%	244,712

	Net Assets – 100.0%	$28,999,571

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Global Macro Fund Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of September 30, 2016, the value of the Fund’s investment in the Subsidiary was $511,158, representing 1.8% of the Fund’s net assets.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2016, futures contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the contracts, as follows:

Notional Value	Unrealized Appreciation/ Depreciation*	Unrealized as a Percentage of Net Assets
$ 4,404,192	$62,751	0.22%

*	Amounts represent gross unrealized appreciation/(depreciation) at absolute value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information:

At September 30, 2016, the net unrealized appreciation on investments based on a cost of $28,746,922 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$8,557
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(620)

Net unrealized appreciation	$7,937

At December 31, 2015, late-year ordinary loss deferrals were $205,011. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of September 30, 2016 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(e)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(f)	The Fund’s investment in U.S. Treasury Bills is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

At September 30, 2016, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	12/21/2016	Australian Dollar	1,400,000	$1,069,623	$15,223
Buy[1]	12/21/2016	Australian Dollar	500,000	382,008	(668)
Sell[1]	12/21/2016	Australian Dollar	1,200,000	916,819	(18,166)
Buy[1]	12/21/2016	Canadian Dollar	700,000	533,862	2,158
Buy[1]	12/21/2016	Canadian Dollar	600,000	457,596	(1,277)
Buy[1]	12/21/2016	New Zealand Dollar	1,900,000	1,379,333	(3,432)
Sell[1]	12/21/2016	New Zealand Dollar	1,400,000	1,016,351	(4,165)
Buy[1]	12/21/2016	Norwegian Krone	6,000,000	750,668	3,307
Sell[1]	12/21/2016	Norwegian Krone	8,000,000	1,000,890	(27,682)
Buy[1]	12/21/2016	Singapore Dollar	125,000	91,691	13
Buy[1]	12/21/2016	Singapore Dollar	250,000	183,383	(1,638)
Sell[1]	12/21/2016	Singapore Dollar	250,000	183,383	(593)
Buy[1]	12/21/2016	South African Rand	1,000,000	71,780	3,182
Buy[1]	12/21/2016	South African Rand	1,500,000	107,670	(1,731)
Sell[1]	12/21/2016	South African Rand	1,000,000	71,780	(2,846)
Buy[1]	12/21/2016	Swedish Krona	6,000,000	702,177	(7,717)
Sell[1]	12/21/2016	Swiss Franc	1,250,000	1,292,802	(12)
Buy[1]	12/21/2016	Turkish Lira	2,400,000	787,342	(4,781)
Sell[1]	12/21/2016	Turkish Lira	1,200,000	393,671	1,211

Total					$(49,614)

[1]	Counterparty is UBS AG

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2016, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
AEX-Index®	10/21/2016	3	$304,356	$2,871
ASX SPI 200™	12/15/2016	5	521,549	20,532
CAC 40®	10/21/2016	3	149,870	2,633
E-mini Dow	12/16/2016	7	637,665	(5,865)
E-mini NASDAQ 100	12/16/2016	7	681,835	28,352
E-mini S&P 500®	12/16/2016	5	540,125	2,750
EURO STOXX 50®	12/16/2016	4	134,690	(336)
Euro-BTP	12/08/2016	2	321,480	(2,471)
Euro-OAT	12/08/2016	5	899,354	3,224
FTSE 100 Index	12/16/2016	4	355,694	6,816
Hang Seng Index®	10/28/2016	5	756,768	973
IBEX 35	10/21/2016	1	98,457	888
Japanese Yen	12/19/2016	13	1,607,206	(431)
Mini-Russell 2000	12/16/2016	4	499,320	15,255
MSCI Singapore	10/28/2016	10	232,186	3,921
MSCI Taiwan Index	10/28/2016	11	377,861	(3,014)
OMXS30®	10/21/2016	31	519,926	9,620
S&P CNX Nifty Futures Index	10/27/2016	30	519,773	(8,442)
S&P/TSX 60 Index	12/15/2016	5	651,854	12,080
TOPIX	12/08/2016	1	131,851	52
UK Long Gilt	12/28/2016	2	337,647	(1,568)
2 Year U.S. Treasury Note	12/30/2016	42	9,175,687	3,141
5 Year U.S. Treasury Note	12/30/2016	34	4,131,531	5,109
10 Year Australia Government Bond	12/15/2016	46	4,823,807	44,003
30 Year U.S. Treasury Bond	12/20/2016	2	336,313	(2,781)

Total				$137,312

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum LME	12/21/2016	13	$544,213	$16,082
Coffee	12/19/2016	3	170,494	(75)
Copper LME	12/21/2016	4	486,700	8,177
Cotton	12/07/2016	5	170,200	(3,580)
Low Sulfur Gasoil	11/10/2016	1	44,775	75
Nickel LME	12/21/2016	4	253,728	4,914

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures Contracts – continued
Silver	12/28/2016	1	$96,070	$(2,255)
Soybean	11/14/2016	3	143,100	(30,088)
Soybean Oil	12/14/2016	10	200,640	(2,052)
Sugar	2/28/2017	20	515,200	21,392
Zinc LME	12/21/2016	10	594,812	17,790

Total				$30,380

At September 30, 2016, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
FTSE/JSE Top 40 Index	12/15/2016	9	$301,211	$(2,653)
Euro	12/19/2016	23	3,242,137	(2,538)
German Euro Bund	12/08/2016	7	1,302,973	(4,595)
British Pound	12/19/2016	13	1,056,006	12,213
3 Year Australia Government Bond	12/15/2016	30	2,601,659	(8,146)
10 Year Canada Government Bond	12/19/2016	17	1,903,762	(3,948)
10 Year U.S. Treasury Note	12/20/2016	10	1,311,250	(6,047)

Total				$(15,714)

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum LME	12/21/2016	13	$544,213	$(30,535)
Copper LME	12/21/2016	4	486,700	(23,100)
Corn	12/14/2016	3	50,512	(2,625)
Live Cattle	12/30/2016	1	40,050	2,800
Nickel LME	12/21/2016	3	190,296	(5,898)
Soybean Meal	12/14/2016	3	89,880	120
Wheat	12/14/2016	14	281,400	(3,137)
Zinc LME	12/21/2016	2	118,963	(7,373)

Total				$(69,748)

[2]	Commodity futures are held by ASG Global Macro Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments*	$—	$28,754,859	$—	$28,754,859
Forward Foreign Currency Contracts (unrealized appreciation)	—	25,094	—	25,094
Futures Contracts (unrealized appreciation)	197,477	48,306	—	245,783

Total	$197,477	$28,828,259	$—	$29,025,736

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(74,708)	$—	$(74,708)
Futures Contracts (unrealized depreciation)	(149,108)	(14,445)	—	(163,553)

Total	$(149,108)	$(89,153)	$—	$(238,261)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

For the period ended September 30, 2016, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund seeks to generate positive absolute returns over time. The Fund uses a set of proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of asset price trends. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also adding value through volatility management. These market exposures, which are expected to change over time, may include exposures to global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the period ended September 30, 2016, the Fund used long and short contracts on U.S. and foreign government bonds, U.S. and foreign equity market indices, foreign currencies and commodities (through investments in the Subsidiary) to capture the exposures suggested by the quantitative investment models.

The following is a summary of derivative instruments for the Fund, as of September 30, 2016:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$25,094	$—

Exchange-traded asset derivatives
Interest rate contracts	$—	$55,477
Foreign exchange contracts	—	12,213
Equity contracts	—	106,743
Commodity contracts	—	71,350

Total exchange-traded asset derivatives	$25,094	$245,783

Total asset derivatives	$25,094	$245,783

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(74,708)	$—

Exchange-traded liability derivatives
Interest rate contracts	$—	$(29,556)
Foreign exchange contracts	—	(2,969)
Equity contracts	—	(20,310)
Commodity contracts	—	(110,718)

Total exchange-traded liability derivatives	$—	$(163,553)

Total liability derivatives	$(74,708)	$(163,553)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter (“OTC”) derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of September 30, 2016, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
UBS AG	$(49,614)	$198,229

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of September 30, 2016:

	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Over-the-counter counterparty credit risk
Forward foreign currency contracts	$25,094	$—
Collateral pledged to UBS AG	198,229	198,229

Total over-the-counter counterparty credit risk	223,323	198,229

Exchange-traded counterparty credit risk
Futures contracts	245,783	245,783
Margin with brokers	1,423,254	1,423,254

Total exchange-traded counterparty credit risk	1,669,037	1,669,037

Total counterparty credit risk	$1,892,360	$1,867,266

Industry Summary at September 30, 2016 (Unaudited)

Certificates of Deposit	73.7%
Commercial Paper	11.7
Time Deposits	5.5
Treasuries	4.5
Other Notes	3.8

Total Investments	99.2
Other assets less liabilities (including forward foreign currency and futures contracts)	0.8

Net Assets	100.0%

CONSOLIDATED PORTFOLIO OF INVESTMENTS – as of September 30, 2016 (Unaudited)

ASG Managed Futures Strategy Fund

Principal Amount	Description	Value (†)
Short-Term Investments – 97.4% of Net Assets
	Certificates of Deposit – 65.2%
$ 61,000,000	Landesbank Hessen (NY), 0.460%, 10/03/2016	$61,000,538
75,000,000	Bank of Nova Scotia (TX), 0.843%, 10/03/2016(b)	75,002,850
16,000,000	Abbey National Treasury Services PLC (CT), 0.380%, 10/06/2016	16,000,000
150,000,000	Credit Agricole Corporate & Investment Bank, 0.400%, 10/06/2016	150,000,699
60,000,000	National Bank of Canada, 0.420%, 10/06/2016	59,999,399
125,000,000	Banco Del Estado de Chile (NY), 0.769%, 10/07/2016(b)	125,009,000
45,000,000	Deutsche Zentral-Genossenschaftsbank (NY), 0.570%, 10/11/2016	45,000,228
150,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 0.660%, 10/11/2016	150,008,250
35,000,000	Svenska Handelsbanken (NY), 0.835%, 11/02/2016	35,010,080
39,000,000	Toronto Dominion Bank, 1.000%, 11/07/2016(c)	39,020,163
46,000,000	Dexia Credit Local, (Credit Support: Belgium/France/Luxembourg), 0.870%, 11/14/2016	46,018,284
100,000,000	Rabobank Nederland NV, 0.882%, 11/21/2016(b)	100,040,400
50,000,000	Toronto Dominion Bank, 0.850%, 12/01/2016	50,019,700
50,000,000	State Street Bank and Trust Company, 0.869%, 12/07/2016(b)	50,019,550
91,500,000	Norinchukin Bank (NY), 0.950%, 12/12/2016	91,539,935
75,000,000	State Street Bank and Trust Company, 0.878%, 12/14/2016(b)	75,027,675
150,000,000	Credit Industriel et Commercial (NY), 0.830%, 12/15/2016	150,028,691
75,000,000	Sumitomo Mitsui Trust Bank (NY), 1.026%, 1/03/2017(b)(c)	75,026,025
150,000,000	Sumitomo Mitsui Bank (NY), 0.984%, 1/04/2017(b)	150,058,050
47,800,000	National Bank of Canada, 0.860%, 1/05/2017	47,797,920
100,000,000	Dexia Credit Local, (Credit Support: Belgium/France/Luxembourg), 0.893%, 1/09/2017(b)(c)	100,025,200
90,000,000	Mizuho Bank Ltd. (NY), 1.177%, 1/13/2017(b)	90,091,080
27,000,000	Svenska Handelsbanken (NY), 1.096%, 2/03/2017(b)	27,016,524
75,000,000	Westpac Banking Corp. (NY), 1.078%, 2/06/2017(b)(c)	75,049,800
75,000,000	National Australia Bank, 1.100%, 2/08/2017(c)	75,089,706
50,000,000	Skandinaviska Enskilda Banken AB (NY), 1.108%, 2/09/2017(b)	50,031,550

Principal Amount	Description	Value (†)
	Certificates of Deposit – continued
$ 50,000,000	Royal Bank of Canada, 1.131%, 2/17/2017(b)	$50,030,000
50,000,000	Mizuho Bank Ltd. (NY), 1.231%, 2/17/2017(b)	50,020,200
115,000,000	Deutsche Zentral-Genossenschaftsbank (NY), 1.150%, 3/09/2017(c)	114,952,304
120,000,000	Bank of Montreal (IL), 1.218%, 5/12/2017(b)(c)	120,046,440
50,000,000	Toronto Dominion Bank, 1.316%, 8/10/2017(b)	50,030,100

		2,394,010,341

	Treasuries – 13.1%
90,000,000	U.S. Treasury Bills, 0.338%-0.360%, 10/20/2016(d)(e)(f)	89,994,240
114,000,000	U.S. Treasury Bills, 0.290%-0.305%, 11/17/2016(d)(e)(f)	113,975,034
77,500,000	U.S. Treasury Bills, 0.315%-0.360%, 12/22/2016(d)(e)(f)	77,459,312
101,000,000	U.S. Treasury Bills, 0.245%-0.393%, 1/19/2017(d)(e)(f)	100,920,109
79,000,000	U.S. Treasury Bills, 0.450%, 2/16/2017(d)(e)	78,898,485
18,500,000	U.S. Treasury Bills, 0.455%, 3/23/2017(d)	18,462,982

		479,710,162

	Time Deposits – 9.1%
164,850,000	Canadian Imperial Bank of Commerce, 0.260%, 10/03/2016	164,850,000
170,000,000	National Bank of Kuwait, 0.330%, 10/03/2016(b)	170,000,000

		334,850,000

	Other Notes – 5.0%
150,000,000	Bank of America N.A., 0.700%, 11/03/2016(b)	150,016,950
30,000,000	Wells Fargo Bank, National Association, 1.027%, 11/18/2016(b)	30,001,110
5,000,000	JPMorgan Chase Bank NA, Series 1, 1.033%, 12/07/2016(b)	4,999,820

		185,017,880

	Commercial Paper – 5.0%
95,000,000	BNP Paribas Fortis S.A. (NY), 0.370%, 10/06/2016(d)	94,994,015
48,250,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 0.440%, 10/11/2016(d)	48,242,923
40,000,000	Swedbank (NY), 0.802%, 12/05/2016(d)	39,963,920

		183,200,858

	Total Short-Term Investments (Identified Cost $3,575,936,945)	3,576,789,241

	Total Investments – 97.4% (Identified Cost $3,575,936,945)(a)	3,576,789,241
	Other assets less liabilities – 2.6%	97,363,557

	Net Assets – 100.0%	$3,674,152,798

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Managed Futures Strategy Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of September 30, 2016, the value of the Fund’s investment in the Subsidiary was $153,732,773, representing 4.2% of the Fund’s net assets.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2016, futures contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the contracts, as follows:

Notional Value	Unrealized Appreciation/ Depreciation*	Unrealized as a Percentage of Net Assets
$1,813,336,650	$27,204,061	0.74%

*	Amounts represent gross unrealized appreciation/(depreciation) at absolute value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information:

At September 30, 2016, the net unrealized appreciation on investments based on a cost of $3,575,936,945 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$905,135
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(52,839)

Net unrealized appreciation	$852,296

At December 31, 2015, the Fund had a short-term capital loss carryforward of $81,485,916 with no expiration date and a long-term capital loss carryforward of $46,508,902 with no expiration date. At December 31, 2015, late-year ordinary and post-October capital loss deferrals were $17,459,626. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of September 30, 2016 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.

(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(e)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(f)	The Fund’s investment in U.S. Treasury Bills is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

At September 30, 2016, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	12/21/2016	Australian Dollar	468,100,000	$357,635,991	$5,254,015
Buy[1]	12/21/2016	Australian Dollar	22,100,000	16,884,758	(83,690)
Sell[1]	12/21/2016	Australian Dollar	213,800,000	163,346,667	(3,547,742)
Buy[1]	12/21/2016	Canadian Dollar	150,100,000	114,475,290	260,272
Buy[1]	12/21/2016	Canadian Dollar	271,100,000	206,757,169	(1,562,987)
Sell[1]	12/21/2016	Canadian Dollar	504,500,000	384,762,050	(1,567,672)
Buy[1]	12/21/2016	Mexican Peso	1,966,500,000	100,548,496	842,802
Buy[1]	12/21/2016	Mexican Peso	1,395,500,000	71,352,874	(775,490)
Sell[1]	12/21/2016	Mexican Peso	3,897,000,000	199,256,287	2,619,283
Sell[1]	12/21/2016	Mexican Peso	2,056,500,000	105,150,258	(1,198,379)
Buy[1]	12/21/2016	New Zealand Dollar	76,000,000	55,173,316	112,740
Buy[1]	12/21/2016	New Zealand Dollar	534,200,000	387,810,334	(1,631,370)
Sell[1]	12/21/2016	New Zealand Dollar	142,300,000	103,304,774	288,639
Sell[1]	12/21/2016	New Zealand Dollar	177,300,000	128,713,538	(436,537)
Buy[1]	12/21/2016	Norwegian Krone	2,766,000,000	346,057,818	7,671,416
Sell[1]	12/21/2016	Norwegian Krone	1,662,000,000	207,934,958	(7,051,852)
Buy[1]	12/21/2016	Polish Zloty	257,500,000	67,239,995	649,754
Buy[1]	12/21/2016	Polish Zloty	577,000,000	150,669,815	(367,834)
Sell[1]	12/21/2016	Polish Zloty	703,500,000	183,702,279	(2,292,613)
Buy[1]	12/21/2016	Singapore Dollar	107,750,000	79,037,901	11,478
Buy[1]	12/21/2016	Singapore Dollar	730,875,000	536,119,037	(2,604,469)
Sell[1]	12/21/2016	Singapore Dollar	605,000,000	443,785,897	(1,344,220)
Buy[1]	12/21/2016	South African Rand	1,350,500,000	96,939,195	4,285,527
Buy[1]	12/21/2016	South African Rand	1,596,000,000	114,561,241	(2,013,009)
Sell[1]	12/21/2016	South African Rand	1,795,000,000	128,845,506	(5,118,860)
Buy[1]	12/21/2016	Swedish Krona	210,000,000	24,576,176	53,411
Buy[1]	12/21/2016	Swedish Krona	2,344,000,000	274,316,936	(1,908,045)
Sell[1]	12/21/2016	Swedish Krona	4,748,000,000	555,655,637	4,780,040
Sell[1]	12/21/2016	Swedish Krona	312,000,000	36,513,176	(94,583)
Buy[1]	12/21/2016	Swiss Franc	105,500,000	109,112,497	265,347
Buy[1]	12/21/2016	Swiss Franc	253,625,000	262,309,544	(524,668)
Sell[1]	12/21/2016	Swiss Franc	490,875,000	507,683,381	(1,928,844)
Buy[1]	12/21/2016	Turkish Lira	1,687,500,000	553,600,083	(3,230,299)
Sell[1]	12/21/2016	Turkish Lira	818,400,000	268,483,738	1,188,054
Sell[1]	12/21/2016	Turkish Lira	150,000,000	49,208,896	(151,164)

Total					$(11,151,549)

[1]	Counterparty is UBS AG

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2016, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
AEX-Index®	10/21/2016	1,566	$158,873,614	$3,094,430
ASX SPI 200™	12/15/2016	1,773	184,941,330	7,636,670
CAC 40®	10/21/2016	788	39,365,877	691,519
DAX	12/16/2016	302	89,315,095	907,555
E-mini Dow	12/16/2016	2,481	226,006,695	(1,360,800)
E-mini NASDAQ 100	12/16/2016	2,927	285,104,435	11,800,584
E-mini S&P 500®	12/16/2016	1,644	177,593,100	883,715
Euribor	3/13/2017	5,957	1,678,217,848	(418,237)
Euro Schatz	12/08/2016	10,696	1,347,340,706	800,229
EURO STOXX 50®	12/16/2016	488	16,432,224	(41,021)
Euro-BTP	12/08/2016	2,493	400,724,976	(31,982)
Euro-OAT	12/08/2016	3,590	645,735,822	2,948,230
FTSE 100 Index	12/16/2016	1,735	154,282,481	3,391,463
German Euro BOBL	12/08/2016	4,491	666,389,038	1,306,927
German Euro Bund	12/08/2016	2,901	539,989,216	4,226,580
Hang Seng Index®	10/28/2016	2,004	303,312,775	402,372
IBEX 35	10/21/2016	33	3,249,066	29,305
Japanese Yen	12/19/2016	4,734	585,270,338	192,694
Mini-Russell 2000	12/16/2016	1,774	221,448,420	6,216,075
MSCI Singapore	10/28/2016	767	17,808,692	288,034
MSCI Taiwan Index	10/28/2016	5,373	184,567,878	(1,462,047)
OMXS30®	10/21/2016	11,018	184,791,843	3,366,521
S&P CNX Nifty Futures Index	10/27/2016	11,415	197,773,461	(3,158,833)
S&P/TSX 60 Index	12/15/2016	2,337	304,676,611	5,646,200
Sterling	3/15/2017	28,439	4,593,826,149	(1,843,060)
TOPIX	12/08/2016	83	10,943,614	(16,545)
UK Long Gilt	12/28/2016	2,352	397,072,776	(543,177)
Ultra Long U.S. Treasury Bond	12/20/2016	822	151,145,250	(751,719)
2 Year U.S. Treasury Note	12/30/2016	11,327	2,474,595,531	46,072
5 Year U.S. Treasury Note	12/30/2016	11,317	1,375,192,328	(323,980)
10 Year Australia Government Bond	12/15/2016	792	83,053,371	149,606
10 Year Canada Government Bond	12/19/2016	7,796	873,042,662	(44,361)
10 Year Japan Government Bond	12/13/2016	305	458,199,300	1,717,864
10 Year U.S. Treasury Note	12/20/2016	7,466	978,979,250	(1,670,798)
30 Year U.S. Treasury Bond	12/20/2016	1,061	178,413,781	(1,321,906)

Total				$42,754,179

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum LME	12/21/2016	3,506	$146,769,925	$1,117,340
Coffee	12/19/2016	1,198	68,083,837	(1,198,612)
Copper	12/28/2016	376	20,778,700	341,238
Copper LME	12/21/2016	1,516	184,459,300	3,302,146
Cotton	12/07/2016	1,757	59,808,280	(2,199,095)
Gold	12/28/2016	1,015	133,685,650	(2,972,960)
Natural Gas	10/27/2016	21	610,260	(34,540)
Nickel LME	12/21/2016	1,527	96,860,664	2,426,109
Silver	12/28/2016	971	93,283,970	(1,034,500)
Soybean	11/14/2016	961	45,839,700	(1,306,350)
Soybean Oil	12/14/2016	3,367	67,555,488	(866,592)
Sugar	2/28/2017	7,441	191,680,160	(366,946)
Zinc LME	12/21/2016	1,323	78,693,694	2,303,744

Total				$(489,018)

At September 30, 2016, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
British Pound	12/19/2016	1,603	$130,213,694	$1,533,288
Euro	12/19/2016	2,021	284,885,212	(1,948,775)
Eurodollar	3/13/2017	9,714	2,405,550,675	(488,750)
FTSE MIB	12/16/2016	631	57,998,148	127,151
FTSE/JSE Top 40 Index	12/15/2016	5,805	194,281,097	(2,314,851)
Nikkei 225™	12/08/2016	94	15,399,455	(275,744)
3 Year Australia Government Bond	12/15/2016	17,109	1,483,726,156	(4,871,385)

Total				$(8,239,066)

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum LME	12/21/2016	2,566	$107,419,175	$(6,067,458)
Brent Crude Oil	10/31/2016	303	15,207,570	(951,140)
Cocoa	12/14/2016	1,865	51,492,650	1,478,410
Copper LME	12/21/2016	1,143	139,074,525	(6,065,378)
Corn	12/14/2016	5,929	99,829,537	(1,864,500)
Gasoline	10/31/2016	374	22,982,375	(1,179,016)
Live Cattle	12/30/2016	2,694	107,894,700	7,164,920
Low Sulfur Gasoil	11/10/2016	483	21,626,325	(1,514,600)
New York Harbor ULSD	10/31/2016	512	33,079,603	(2,003,072)
Nickel LME	12/21/2016	340	21,566,880	(1,511,232)
Soybean Meal	12/14/2016	2,153	64,503,880	(79,490)
Wheat	12/14/2016	8,232	165,463,200	1,367,188
WTI Crude Oil	10/20/2016	499	24,071,760	(1,964,740)
Zinc LME	12/21/2016	311	18,498,669	(1,004,697)

Total				$(14,194,805)

[2]	Commodity futures are held by ASG Managed Futures Strategy Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments*	$—	$3,576,789,241	$—	$3,576,789,241
Forward Foreign Currency Contracts (unrealized appreciation)	—	28,282,778	—	28,282,778
Futures Contracts (unrealized appreciation)	56,969,159	19,935,020	—	76,904,179

Total	$56,969,159	$3,625,007,039	$—	$3,681,976,198

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts(unrealized depreciation)	$—	$(39,434,327)	$—	$(39,434,327)
Futures Contracts (unrealized depreciation)	(49,803,848)	(7,269,041)	—	(57,072,889)

Total	$(49,803,848)	$(46,703,368)	$—	$(96,507,216)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

For the period ended September 30, 2016, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund seeks to generate positive absolute returns over time. The Fund uses a set of proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of asset price trends. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also adding value through volatility management. These market exposures, which are expected to change over time, may include exposures to global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the period ended September 30, 2016, the Fund used long and short contracts on U.S. and foreign government bonds, U.S. and foreign equity market indices, foreign currencies, commodities (through investments in the Subsidiary) and short-term interest rates to capture the exposures suggested by the quantitative investment models.

The following is a summary of derivative instruments for the Fund, as of September 30, 2016:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$28,282,778	$—

Exchange-traded asset derivatives
Interest rate contracts	$—	$11,195,508
Foreign exchange contracts	—	1,725,982
Equity contracts	—	44,481,594
Commodity contracts	—	19,501,095

Total exchange-traded asset derivatives	$—	$76,904,179

Total asset derivatives	$28,282,778	$76,904,179

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(39,434,327)	$—

Exchange-traded liability derivatives
Interest rate contracts	$—	$(12,309,355)
Foreign exchange contracts	—	(1,948,775)
Equity contracts	—	(8,629,841)
Commodity contracts	—	(34,184,918)

Total exchange-traded liability derivatives	$—	$(57,072,889)

Total liability derivatives	$(39,434,327)	$(57,072,889)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter (“OTC”) derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of September 30, 2016, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
UBS AG	$(11,151,549)	$79,601,041

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of September 30, 2016:

	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Over-the-counter counterparty credit risk
Forward foreign currency contracts	$28,282,778	$—
Collateral pledged to UBS AG	79,601,041	79,601,041

Total over-the-counter counterparty credit risk	107,883,819	79,601,041

Exchange-traded counterparty credit risk
Futures contracts	76,904,179	76,904,179
Margin with brokers	426,365,449	426,365,449

Total exchange-traded counterparty credit risk	503,269,628	503,269,628

Total counterparty credit risk	$611,153,447	$582,870,669

Investment Summary at September 30, 2016 (Unaudited)

Certificates of Deposit	65.2%
Treasuries	13.1
Time Deposits	9.1
Other Notes	5.0
Commercial Paper	5.0

Total Investments	97.4
Other assets less liabilities (including forward foreign currency and futures contracts)	2.6

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2016 (Unaudited)

ASG Tactical U.S. Market Fund

Shares	Description	Value (†)
Common Stocks – 60.3% of Net Assets
	Aerospace & Defense – 1.6%
2,196	Boeing Co. (The)	$289,301
1,078	Northrop Grumman Corp.	230,638
979	Rockwell Collins, Inc.	82,569
7,880	United Technologies Corp.	800,608

		1,403,116

	Air Freight & Logistics – 0.6%
1,146	FedEx Corp.	200,183
2,992	United Parcel Service, Inc., Class B	327,205

		527,388

	Banks – 3.3%
26,100	Bank of America Corp.	408,465
7,728	Citigroup, Inc.	364,993
10,547	Fifth Third Bancorp	215,792
10,340	JPMorgan Chase & Co.	688,541
10,833	People’s United Financial, Inc.	171,378
20,006	Regions Financial Corp.	197,459
6,762	U.S. Bancorp	290,022
10,983	Wells Fargo & Co.	486,327

		2,822,977

	Beverages – 1.5%
13,824	Coca-Cola Co. (The)	585,032
1,790	Dr Pepper Snapple Group, Inc.	163,445
5,239	PepsiCo, Inc.	569,846

		1,318,323

	Biotechnology – 1.9%
4,699	AbbVie, Inc.	296,366
3,688	Amgen, Inc.	615,195
748	Biogen, Inc.(b)	234,147
1,866	Celgene Corp.(b)	195,053
3,795	Gilead Sciences, Inc.	300,260

		1,641,021

	Capital Markets – 1.4%
5,844	Bank of New York Mellon Corp. (The)	233,059
1,620	BlackRock, Inc.	587,185
1,863	CME Group, Inc.	194,721
1,764	S&P Global, Inc.	223,252

		1,238,217

	Chemicals – 1.2%
943	Air Products & Chemicals, Inc.	141,770
2,396	Dow Chemical Co. (The)	124,185
2,472	E.I. du Pont de Nemours & Co.	165,550
508	Ecolab, Inc.	61,834
3,277	Monsanto Co.	334,909
1,333	PPG Industries, Inc.	137,779

Shares	Description	Value (†)
Common Stocks – continued
	Chemicals – continued
418	Sherwin-Williams Co. (The)	$115,644

		1,081,671

	Commercial Services & Supplies – 0.3%
2,259	Cintas Corp.	254,363

	Communications Equipment – 0.7%
12,406	Cisco Systems, Inc.	393,518
1,972	Harris Corp.	180,655

		574,173

	Construction & Engineering – 0.1%
1,954	Fluor Corp.	100,279

	Consumer Finance – 0.3%
3,314	Capital One Financial Corp.	238,045

	Containers & Packaging – 0.1%
1,305	Sealed Air Corp.	59,795

	Diversified Financial Services – 1.1%
6,685	Berkshire Hathaway, Inc., Class B(b)	965,782

	Diversified Telecommunication Services – 1.7%
20,556	AT&T, Inc.	834,779
5,315	Frontier Communications Corp.	22,111
11,797	Verizon Communications, Inc.	613,208

		1,470,098

	Electric Utilities – 1.2%
1,514	American Electric Power Co., Inc.	97,214
1,583	Duke Energy Corp.	126,703
6,599	Eversource Energy	357,534
679	NextEra Energy, Inc.	83,055
1,585	PG&E Corp.	96,955
3,945	PPL Corp.	136,379
2,361	Southern Co. (The)	121,119

		1,018,959

	Energy Equipment & Services – 0.4%
2,773	Halliburton Co.	124,452
3,295	Schlumberger Ltd.	259,119

		383,571

	Food & Staples Retailing – 1.2%
1,871	Costco Wholesale Corp.	285,346
3,498	CVS Health Corp.	311,287
3,861	Wal-Mart Stores, Inc.	278,456
2,586	Walgreens Boots Alliance, Inc.	208,483

		1,083,572

	Food Products – 0.6%
877	Archer-Daniels-Midland Co.	36,983
371	Mead Johnson Nutrition Co.	29,313

Shares	Description	Value (†)
Common Stocks – continued
	Food Products – continued
10,131	Mondelez International, Inc., Class A	$444,751

		511,047

	Health Care Equipment & Supplies – 2.0%
10,425	Boston Scientific Corp.(b)	248,115
2,135	CR Bard, Inc.	478,838
2,836	Danaher Corp.	222,314
220	Intuitive Surgical, Inc.(b)	159,462
7,015	Medtronic PLC	606,096

		1,714,825

	Health Care Providers & Services – 1.4%
2,334	Aetna, Inc.	269,460
1,412	Laboratory Corp. of America Holdings(b)	194,122
564	McKesson Corp.	94,047
4,547	UnitedHealth Group, Inc.	636,580

		1,194,209

	Hotels, Restaurants & Leisure – 0.9%
2,727	Marriott International, Inc., Class A	183,609
2,914	McDonald’s Corp.	336,159
5,138	Starbucks Corp.	278,171

		797,939

	Household Durables – 0.3%
3,193	DR Horton, Inc.	96,429
3,106	Lennar Corp., Class A	131,508

		227,937

	Household Products – 0.9%
8,886	Procter & Gamble Co. (The)	797,519

	Industrial Conglomerates – 1.8%
2,159	3M Co.	380,481
28,054	General Electric Co.	830,959
2,675	Honeywell International, Inc.	311,878

		1,523,318

	Insurance – 1.4%
2,233	Aon PLC	251,190
3,108	Assurant, Inc.	286,713
2,125	Chubb Ltd.	267,006
2,487	Lincoln National Corp.	116,839
2,804	Torchmark Corp.	179,148
2,256	XL Group Ltd.	75,870

		1,176,766

	Internet & Direct Marketing Retail – 2.0%
1,690	Amazon.com, Inc.(b)	1,415,054
810	Netflix, Inc.(b)	79,825
181	Priceline Group, Inc. (The)(b)	266,340

		1,761,219

Shares	Description	Value (†)
Common Stocks – continued
	Internet Software & Services – 3.4%
1,273	Alphabet, Inc., Class A(b)	$1,023,569
962	Alphabet, Inc., Class C(b)	747,753
8,240	eBay, Inc.(b)	271,096
7,268	Facebook, Inc., Class A(b)	932,266

		2,974,684

	IT Services – 2.4%
2,826	Accenture PLC, Class A	345,252
1,781	Automatic Data Processing, Inc.	157,084
3,120	International Business Machines Corp.	495,612
2,662	MasterCard, Inc., Class A	270,912
3,853	Paychex, Inc.	222,973
6,747	Visa, Inc., Class A	557,977

		2,049,810

	Life Sciences Tools & Services – 0.1%
807	Waters Corp.(b)	127,901

	Machinery – 0.7%
2,367	Deere & Co.	202,024
1,418	Fortive Corp.	72,176
1,540	Illinois Tool Works, Inc.	184,554
2,312	PACCAR, Inc.	135,899

		594,653

	Media – 1.6%
2,460	CBS Corp., Class B	134,660
368	Charter Communications, Inc., Class A(b)	99,349
7,677	Comcast Corp., Class A	509,292
3,111	Time Warner, Inc.	247,667
3,924	Walt Disney Co. (The)	364,383

		1,355,351

	Metals & Mining – 0.5%
10,064	Newmont Mining Corp.	395,415

	Multi-Utilities – 0.8%
1,829	CMS Energy Corp.	76,836
7,422	Consolidated Edison, Inc.	558,877
797	Sempra Energy	85,430

		721,143

	Multiline Retail – 0.2%
2,730	Target Corp.	187,496

	Oil, Gas & Consumable Fuels – 3.7%
7,409	Apache Corp.	473,213
3,525	Cabot Oil & Gas Corp.	90,945
4,353	Chevron Corp.	448,011
3,373	Cimarex Energy Co.	453,230
729	Concho Resources, Inc.(b)	100,128
1,813	EOG Resources, Inc.	175,335
9,226	Exxon Mobil Corp.	805,245
1,064	Marathon Petroleum Corp.	43,188

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
4,049	Phillips 66	$326,147
2,907	Spectra Energy Corp.	124,274
3,035	Valero Energy Corp.	160,855

		3,200,571

	Pharmaceuticals – 3.1%
3,129	Eli Lilly & Co.	251,133
10,613	Johnson & Johnson	1,253,714
7,541	Merck & Co., Inc.	470,634
20,093	Pfizer, Inc.	680,550

		2,656,031

	Professional Services – 0.5%
2,941	Equifax, Inc.	395,800

	REITs - Apartments – 0.5%
2,394	AvalonBay Communities, Inc.	425,749

	REITs - Diversified – 0.8%
2,744	American Tower Corp.	310,977
4,095	Vornado Realty Trust	414,455

		725,432

	REITs - Health Care – 0.3%
3,348	Ventas, Inc.	236,469

	REITs - Regional Malls – 0.8%
3,271	Simon Property Group, Inc.	677,130

	REITs - Single Tenant – 0.2%
3,313	Realty Income Corp.	221,739

	REITs - Storage – 0.6%
2,158	Public Storage	481,536

	Road & Rail – 0.4%
3,375	Union Pacific Corp.	329,164

	Semiconductors & Semiconductor Equipment – 2.4%
2,616	Analog Devices, Inc.	168,601
1,600	Broadcom Ltd.	276,032
26,699	Intel Corp.	1,007,887
1,989	Lam Research Corp.	188,378
2,908	Linear Technology Corp.	172,415
4,118	NVIDIA Corp.	282,166

		2,095,479

	Software – 1.9%
3,068	Activision Blizzard, Inc.	135,913
2,663	Adobe Systems, Inc.(b)	289,042
17,135	Microsoft Corp.	986,976
3,413	Salesforce.com, Inc.(b)	243,449

		1,655,380

	Specialty Retail – 1.9%
167	AutoZone, Inc.(b)	128,313

Shares	Description	Value (†)
Common Stocks – continued
	Specialty Retail – continued
5,423	Home Depot, Inc. (The)	$697,832
4,599	Lowe’s Cos., Inc.	332,094
675	O’Reilly Automotive, Inc.(b)	189,074
2,648	TJX Cos., Inc. (The)	198,017
495	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	117,800

		1,663,130

	Technology Hardware, Storage & Peripherals – 1.7%
11,882	Apple, Inc.	1,343,260
2,690	Seagate Technology PLC	103,700

		1,446,960

	Textiles, Apparel & Luxury Goods – 0.4%
4,752	NIKE, Inc., Class B	250,193
1,106	Under Armour, Inc., Class A(b)	42,780
1,113	Under Armour, Inc., Class C(b)	37,686

		330,659

	Tobacco – 1.5%
10,730	Philip Morris International, Inc.	1,043,171
5,017	Reynolds American, Inc.	236,551

		1,279,722

	Total Common Stocks (Identified Cost $45,755,602)	52,113,533

Exchange-Traded Funds – 9.9%
39,551	SPDR® S&P 500® ETF Trust (Identified Cost $8,632,314)	8,554,881

Principal Amount
Short-Term Investments – 29.1%
	Certificates of Deposit – 15.9%
$ 1,000,000	Bank of Nova Scotia (TX), 0.843%, 10/03/2016 (c)	1,000,038
1,700,000	Oversea-Chinese Banking Corp. Ltd. (NY), 0.660%, 10/11/2016	1,700,093
500,000	Sumitomo Mitsui Trust Bank (NY), 0.900%, 10/24/2016	500,146
1,000,000	State Street Bank and Trust Company, 0.869%, 12/07/2016 (c)(d)	1,000,391
2,000,000	Norinchukin Bank (NY), 0.950%, 12/12/2016	2,000,873
1,000,000	Svenska Handelsbanken (NY), 1.096%, 2/03/2017 (c)(d)	1,000,612
1,000,000	Royal Bank of Canada, 1.131%, 2/17/2017 (c)(d)	1,000,600
1,000,000	Mizuho Bank Ltd. (NY), 1.231%, 2/17/2017 (c)(d)	1,000,404
2,500,000	Deutsche Zentral-Genossenschaftsbank (NY), 1.150%, 3/09/2017 (d)	2,498,963
2,000,000	Bank of Montreal (IL), 1.218%, 5/12/2017 (c)(d)	2,000,774

		13,702,894

Principal Amount	Description	Value (†)
	Time Deposits – 8.3%
$ 1,200,000	Canadian Imperial Bank of Commerce, 0.260%, 10/03/2016	$1,200,000
3,000,000	Credit Agricole, 0.300%, 10/03/2016	3,000,000
3,000,000	National Bank of Kuwait, 0.330%, 10/03/2016 (c)	3,000,000

		7,200,000

	Other Notes – 2.3%
2,000,000	Bank of America N.A., 0.700%, 11/03/2016 (c)(d)	2,000,226

	Treasuries – 1.4%
300,000	U.S. Treasury Bills, 0.253%, 10/20/2016 (e)(f)	299,981
450,000	U.S. Treasury Bills, 0.160%, 11/17/2016 (e)(f)	449,901
500,000	U.S. Treasury Bills, 0.260%, 12/22/2016 (e)(f)	499,738

		1,249,620

	Commercial Paper – 1.2%
1,000,000	Swedbank (NY), 0.802%, 12/05/2016	999,098

	Total Short-Term Investments (Identified Cost $ 25,148,125)	25,151,838

	Total Investments – 99.3% (Identified Cost $79,536,041)(a)	85,820,252
	Other assets less liabilities – 0.7%	570,525

	Net Assets – 100.0%	$86,390,777

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2016, the net unrealized appreciation on investments based on a cost of $79,536,041 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$6,880,664
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(596,453)

Net unrealized appreciation	$6,284,211

At December 31, 2015, the Fund had a short-term capital loss carryforward of $4,351,516 with no expiration date. This amount may be available to offset future realized capital gains, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	Variable rate security. Rate as of September 30, 2016 is disclosed.
(d)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

ETF     Exchange-Traded Fund

REITs  Real Estate Investment Trusts

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2016, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500®	12/16/2016	233	$25,169,825	$99,913

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$52,113,533	$—	$—	$52,113,533
Exchange-Traded Funds	8,554,881	—	—	8,554,881
Short-Term Investments*	—	25,151,838	—	25,151,838
Futures Contracts (unrealized appreciation)	99,913	—	—	99,913

Total	$60,768,327	$25,151,838	$—	$85,920,165

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2016, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund seeks long-term capital appreciation, with emphasis on the protection of capital during unfavorable market conditions. The Fund uses long futures contracts on U.S. equity indices to increase exposure to the U.S. equity market to up to130% of the Fund’s total assets and short futures on U.S. equity indices to decrease exposure to the U.S. equity market to as low as 0% of the Fund’s total assets (to limit the effects of extreme market drawdowns). For the period ended September 30, 2016, the Fund used long contracts on U.S. equity market indices to increase exposure to the U.S. equity market and also used short contracts on U.S. equity market indices to decrease exposure to the U.S. equity market in order to limit the effects of market drawdowns.

The following is a summary of derivative instruments for the Fund, as of September 30, 2016:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Equity contracts	$99,913

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of September 30, 2016:

	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Exchange-traded counterparty credit risk
Futures contracts	$99,913	$99,913
Margin with brokers	1,289,488	1,289,488

Total exchange-traded counterparty credit risk	1,389,401	1,389,401

Industry Summary at September 30, 2016 (Unaudited)

Exchange-Traded Funds	9.9%
Oil, Gas & Consumable Fuels	3.7
Internet Software & Services	3.4
Banks	3.3
Pharmaceuticals	3.1
Semiconductors & Semiconductor Equipment	2.4
IT Services	2.4
Internet & Direct Marketing Retail	2.0
Health Care Equipment & Supplies	2.0
Other Investments, less than 2% each	28.1
Short-Term Investments	39.0

Total Investments	99.3
Other assets less liabilities (including futures contracts)	0.7

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2016 (Unaudited)

Loomis Sayles Strategic Alpha Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 74.7% of Net Assets
Non-Convertible Bonds – 73.2%
	ABS Car Loan – 4.5%
$ 2,135,000	Ally Auto Receivables Trust, Series 2016-3, Class A3, 1.440%, 8/17/2020(b)	$2,146,266
1,455,000	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class D, 3.720%, 12/08/2021(b)	1,510,476
295,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class D, 3.650%, 5/09/2022(b)	306,144
600,000	CPS Auto Receivables Trust, Series 2014-D, Class C, 4.350%, 11/16/2020, 144A(b)	607,745
3,065,000	CPS Auto Receivables Trust, Series 2016-B, Class E, 8.140%, 5/15/2023, 144A	3,259,756
655,000	DT Auto Owner Trust, Series 2014-3A, Class D, 4.470%, 11/15/2021, 144A(b)	668,875
4,075,000	DT Auto Owner Trust, Series 2016-1A, Class D, 4.660%, 12/15/2022, 144A(b)	4,183,504
3,045,000	DT Auto Owner Trust, Series 2016-2A, Class D, 5.430%, 11/15/2022, 144A(b)	3,196,294
270,000	First Investors Auto Owner Trust, Series 2014-1A, Class D, 3.280%, 4/15/2021, 144A(b)	271,869
440,000	First Investors Auto Owner Trust, Series 2014-2A, Class D, 3.470%, 2/15/2021, 144A(b)	445,338
345,000	First Investors Auto Owner Trust, Series 2015-1A, Class D, 3.590%, 1/18/2022, 144A(b)	349,307
1,710,000	First Investors Auto Owner Trust, Series 2015-2A, Class D, 4.220%, 12/15/2021, 144A(b)	1,762,632
220,000	First Investors Auto Owner Trust, Series 2016-2A, Class D, 3.350%, 11/15/2022, 144A	220,439
605,000	Flagship Credit Auto Trust, Series 2015-1, Class C, 3.760%, 6/15/2021, 144A(b)	601,836
2,450,000	Flagship Credit Auto Trust, Series 2015-2, Class D, 5.980%, 8/15/2022, 144A	2,482,808
2,610,000	Flagship Credit Auto Trust, Series 2015-3, Class D, 7.120%, 11/15/2022, 144A	2,693,947
650,000	Flagship Credit Auto Trust, Series 2016-3, Class D, 3.890%, 11/15/2022, 144A(b)	647,754
1,135,000	Flagship Credit Auto Trust, Series 2016-3, Class E, 6.250%, 10/15/2023, 144A	1,131,172
1,775,095	Ford Credit Auto Owner Trust, Series 2014-C, Class A3, 1.060%, 5/15/2019(b)	1,776,104
2,810,000	Ford Credit Auto Owner Trust, Series 2015-A, Class A3, 1.280%, 9/15/2019(b)	2,816,202
2,020,000	Ford Credit Auto Owner Trust, Series 2015-B, Class A3, 1.160%, 11/15/2019(b)	2,022,957
3,350,000	Ford Credit Auto Owner Trust, Series 2015-C, Class A3, 1.410%, 2/15/2020(b)	3,359,751
1,693,582	Honda Auto Receivables Owner Trust, Series 2014-4, Class A3, 0.990%, 9/17/2018(b)	1,694,107
3,385,000	Honda Auto Receivables Owner Trust, Series 2015-3, Class A3, 1.270%, 4/18/2019(b)	3,393,190
2,135,000	Honda Auto Receivables Owner Trust, Series 2016-2, Class A3, 1.390%, 4/15/2020(b)	2,144,271

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Car Loan – continued
$ 970,000	Nissan Auto Receivables Owner Trust, Series 2016-C, Class A3, 1.180%, 1/15/2021(b)	$970,103
3,045,000	Prestige Auto Receivables Trust, Series 2016-1A, Class D, 5.150%, 11/15/2021, 144A(b)	3,138,949
3,215,000	Toyota Auto Receivables Owner Trust, Series 2015-C, Class A3, 1.340%, 6/17/2019(b)	3,224,598
795,000	Toyota Auto Receivables Owner Trust, Series 2016-C, Class A3, 1.140%, 8/17/2020(b)	793,555
1,345,000	USAA Auto Owner Trust, Series 2016-1, Class A3, 1.200%, 6/15/2020(b)	1,345,853

		53,165,802

	ABS Credit Card – 8.0%
3,145,000	American Express Credit Account Master Trust, Series 2013-1, Class A, 0.944%, 2/16/2021(b)(c)	3,155,908
2,695,000	American Express Credit Account Master Trust, Series 2014-4, Class A, 1.430%, 6/15/2020(b)	2,706,866
2,295,000	American Express Credit Account Master Trust, Series 2014-5, Class A, 0.814%, 5/15/2020(b)(c)	2,298,109
4,050,000	American Express Credit Account Secured Note Trust, Series 2012-4, Class A, 0.764%, 5/15/2020(b)(c)	4,053,168
2,765,000	American Express Issuance Trust II, Series 2013-2, Class A, 0.954%, 8/15/2019(b)(c)	2,774,821
2,050,000	BA Credit Card Trust, Series 2014-A1, Class A, 0.904%, 6/15/2021(b)(c)	2,057,292
5,865,000	Bank of America Credit Card Trust, Series 2015-A1, Class A, 0.854%, 6/15/2020(b)(c)	5,875,534
995,000	Bank of America Credit Card Trust, Series 2016-A1, Class A, 0.914%, 10/15/2021(b)(c)	998,197
3,600,000	Capital One Multi-Asset Execution Trust, Series 2004-A7, Class A7, 1.450%, 8/16/2021(b)	3,619,371
5,865,000	Capital One Multi-Asset Execution Trust, Series 2007-A2, Class A2, 0.604%, 12/16/2019(b)(c)	5,865,673
3,075,000	Capital One Multi-Asset Execution Trust, Series 2013-A3, Class A3, 0.960%, 9/16/2019(b)	3,075,264
3,370,000	Chase Issuance Trust, Series 2007-A12, Class A12, 0.574%, 8/15/2019(b)(c)	3,368,809
6,600,000	Chase Issuance Trust, Series 2013-A8, Class A8, 1.010%, 10/15/2018(b)	6,600,599
6,640,000	Chase Issuance Trust, Series 2014-A7, Class A, 1.380%, 11/15/2019(b)	6,664,917
3,780,000	Chase Issuance Trust, Series 2014-A8, Class A, 0.774%, 11/15/2018(b)(c)	3,780,740
3,560,000	Chase Issuance Trust, Series 2015-A1, Class A, 0.844%, 2/18/2020(b)(c)	3,567,833
3,500,000	Chase Issuance Trust, Series 2015-A4, Class A, 1.840%, 4/15/2022(b)	3,553,886
6,090,000	Chase Issuance Trust, Series 2016-A1, Class A, 0.934%, 5/17/2021(b)(c)	6,116,108
3,120,000	Chase Issuance Trust, Series 2016-A2, Class A, 1.370%, 6/15/2021(b)	3,129,129
2,900,000	Chase Issuance Trust, Sries 2016-A5, Class A5, 1.270%, 7/15/2021(b)	2,899,888
5,825,000	Citibank Credit Card Issuance Trust, Series 2013-A7, Class A7, 0.948%, 9/10/2020(b)(c)	5,851,785

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Credit Card – continued
$ 3,000,000	Citibank Credit Card Issuance Trust, Series 2014-A4, Class A4, 1.230%, 4/24/2019(b)	$3,004,937
3,045,000	Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.730%, 4/09/2020(b)	3,073,776
2,405,000	Discover Card Execution Note Trust, Series 2013-A1, Class A1, 0.824%, 8/17/2020(b)(c)	2,410,082
990,000	Discover Card Execution Note Trust, Series 2015-A1, Class A1, 0.874%, 8/17/2020(b)(c)	992,757
3,600,000	World Financial Network Credit Card Master Trust, Series 2015-C, Class A, 1.260%, 3/15/2021(b)	3,601,315

		95,096,764

	ABS Home Equity – 12.3%
770,590	Adjustable Rate Mortgage Trust, Series 2004-4, Class 3A1, 3.029%, 3/25/2035(b)(c)	742,699
2,003,538	Ajax Mortgage Loan Trust, Series 2016-B, Class A, 4.000%, 9/25/2065, 144A(b)(c)	1,999,206
4,262,436	Alliance Bancorp Trust, Series 2007-OA1, Class A1, 0.765%, 7/25/2037(c)	3,107,916
764,427	Alternative Loan Trust, Series 2003-20CB, Class 2A1, 5.750%, 10/25/2033	787,356
647,906	Alternative Loan Trust, Series 2003-9T1, Class A7, 5.500%, 7/25/2033	643,591
461,458	Alternative Loan Trust, Series 2004-28CB, Class 5A1, 5.750%, 1/25/2035	464,949
1,419,495	Alternative Loan Trust, Series 2005-J1, Class 2A1, 5.500%, 2/25/2025	1,447,363
1,097,392	American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 0.825%, 9/25/2045(c)	904,164
1,500,000	American Homes 4 Rent, Series 2014-SFR1, Class E, 3.031%, 6/17/2031, 144A(c)	1,472,630
300,000	American Homes 4 Rent, Series 2014-SFR2, Class D, 5.149%, 10/17/2036, 144A(b)	331,938
1,980,000	American Homes 4 Rent, Series 2014-SFR2, Class E, 6.231%, 10/17/2036, 144A	2,181,200
1,200,000	American Homes 4 Rent, Series 2014-SFR3, Class E, 6.418%, 12/17/2036, 144A	1,350,963
912,068	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	929,908
3,160,044	Banc of America Alternative Loan Trust, Series 2004-6, Class 2A1, 6.000%, 7/25/2034	3,310,575
1,168,399	Banc of America Alternative Loan Trust, Series 2005-6, Class CB7, 5.250%, 7/25/2035	1,066,582
861,133	Banc of America Funding Corp., Series 2007-4, Class 5A1, 5.500%, 11/25/2034	853,017
1,678,651	Banc of America Funding Trust, Series 2004-B, Class 4A2, 3.638%, 11/20/2034(c)	1,561,269
553,166	Banc of America Funding Trust, Series 2005-5, Class A1, 5.500%, 9/25/2035(b)	572,776
1,138,904	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	1,166,833
682,902	Bayview Opportunity Master Fund Trust, Series 16-RPL3, Class A1, 3.475%, 7/28/2031, 144A(b)(c)	682,403
1,100,000	Bayview Opportunity Master Fund Trust, Series 2016-RN3, Class A1, 3.598%, 9/28/2031, 144A(c)	1,100,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$ 1,193,522	BCAP LLC Trust, Series 2007-AA2, Class 22A1, 6.000%, 3/25/2022	$1,180,487
2,422,894	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A1, 3.276%, 9/25/2034(c)	2,220,847
1,255,598	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 11A1, 3.013%, 2/25/2036(c)	1,073,983
787,631	CAM Mortgage Trust, Series 2016-1, Class A, 4.000%, 1/15/2056, 144A(c)	783,940
2,055,000	CAM Mortgage Trust, Series 2016-1, Class M, 5.000%, 1/15/2056, 144A(c)	1,992,363
675,866	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.957%, 5/25/2035(c)	629,426
2,663,997	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A3, 2.990%, 8/25/2035(c)	2,468,747
3,054,625	Citigroup Mortgage Loan Trust, Inc., Series 2014-11, Class 2A1, 0.664%, 8/25/2036, 144A(b)(c)	2,662,227
2,830,671	Citigroup Mortgage Loan Trust, Inc., Series 2015-2, Class 1A1, 0.724%, 6/25/2047, 144A(b)(c)	2,439,580
2,095,690	CitiMortgage Alternative Loan Trust, Series 2006-A4, Class 1A1, 6.000%, 9/25/2036	1,865,928
2,200,000	Colony American Finance Ltd., Series 2015-1, Class D, 5.649%, 10/15/2047, 144A(b)	2,249,509
1,065,000	Colony American Finance Ltd., Series 2016-1, Class C, 4.638%, 6/15/2048, 144A(b)(c)	1,092,393
400,000	Colony American Homes, Series 2014-2A, Class E, 3.750%, 7/17/2031, 144A(c)	396,335
821,459	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A11, 5.500%, 8/25/2034	855,914
1,530,590	Countrywide Alternative Loan Trust, Series 2004-J10, Class 2CB1, 6.000%, 9/25/2034	1,576,241
854,281	Countrywide Alternative Loan Trust, Series 2004-J3, Class 1A1, 5.500%, 4/25/2034(b)	867,936
6,539	Countrywide Alternative Loan Trust, Series 2004-J7, Class 1A5, 5.301%, 8/25/2034(c)(d)	6,350
880,920	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.735%, 5/25/2035(c)	730,745
835,758	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-12, Class 8A1, 3.223%, 8/25/2034(c)	717,289
126,247	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB4, Class 2A1, 3.076%, 9/20/2034(b)(c)(d)	119,328
331,504	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 0.795%, 4/25/2035(c)	260,013
1,014,823	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-21, Class A17, 5.500%, 10/25/2035	914,005
280,914	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 4A4, 5.750%, 11/25/2033	293,541
744,941	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class 7A1, 2.898%, 11/25/2033(b)(c)	715,444
527,019	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 4A1, 2.894%, 12/25/2033(b)(c)(d)	509,347
1,896,265	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR3, Class 3A1, 2.996%, 5/25/2034(b)(c)	1,779,193
887,485	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 5A4, 5.500%, 11/25/2035	819,745

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$ 790,211	Deutsche Alternative Mortgage Loan Trust Securities, Inc., Series 2005-5, Class 1A4, 5.500%, 11/25/2035(c)	$746,749
833,936	DSLA Mortgage Loan, Series 2005-AR5, Class 2A1A, 0.861%, 9/19/2045(c)	613,942
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M2, 4.775%, 11/25/2023(c)	529,431
2,015,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN1, Class M2, 2.725%, 2/25/2024(b)(c)	2,069,109
1,785,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN2, Class M2, 2.175%, 4/25/2024(b)(c)	1,801,244
2,585,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 2.375%, 10/25/2027(b)(c)	2,629,584
541,384	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.558%, 7/19/2035(c)	487,703
1,128,289	GSR Mortgage Loan Trust, Series 2004-14, Class 5A1, 3.189%, 12/25/2034(b)(c)	1,118,616
474,514	GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1, 3.119%, 7/25/2035(c)	419,721
1,432,252	HarborView Mortgage Loan Trust, Series 2006-10, Class 2A1A, 0.711%, 11/19/2036(c)	1,181,508
1,906,998	IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1, 1.305%, 12/25/2034(c)	1,594,380
2,012,257	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 1.165%, 7/25/2045(c)	1,681,621
4,141,790	IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 2A1, 0.735%, 2/25/2046(c)	3,278,084
860,000	Invitation Homes Trust, Series 2015-SFR1, Class E, 4.731%, 3/17/2032, 144A(c)	866,951
2,405,683	JPMorgan Alternative Loan Trust, Series 2006-A1, Class 3A1, 2.775%, 3/25/2036(c)	1,989,568
733,798	JPMorgan Mortgage Trust, Series 2003-A2, Class 3A1, 2.503%, 11/25/2033(b)(c)	695,563
2,289,350	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1, 6.000%, 9/25/2034	2,314,393
1,712,809	JPMorgan Mortgage Trust, Series 2005-A2, Class 3A2, 2.752%, 4/25/2035(b)(c)	1,687,024
600,860	JPMorgan Mortgage Trust, Series 2005-A3, Class 4A1, 2.959%, 6/25/2035(b)(c)	602,526
2,233,805	JPMorgan Mortgage Trust, Series 2005-S3, Class 1A9, 6.000%, 1/25/2036	1,911,879
1,315,823	JPMorgan Mortgage Trust, Series 2006-A1, Class 1A2, 2.929%, 2/25/2036(c)	1,160,300
2,688,035	JPMorgan Mortgage Trust, Series 2006-A7, Class 2A4, 2.932%, 1/25/2037(c)	2,391,624
2,035,651	JPMorgan Mortgage Trust, Series 2007-S1, Class 2A22, 5.750%, 3/25/2037	1,666,466
541,145	Lehman XS Trust, Series 2005-7N, Class 3A1, 0.805%, 12/25/2035(c)	406,196
993	Lehman XS Trust, Series 2006-12N, Class A2A1, 0.675%, 8/25/2046(c)(d)	958

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$ 833,748	Lehman XS Trust, Series 2006-2N, Class 1A1, 0.785%, 2/25/2046(c)	$614,510
2,061,924	Lehman XS Trust, Series 2006-4N, Class A2A, 0.745%, 4/25/2046(c)	1,646,450
590,070	Ludgate Funding PLC, Series 2007-1, Class A2B, Zero Coupon, 1/01/2061, (EUR)(b)(c)	603,088
360,755	MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 5A1, 3.116%, 5/25/2034(b)(c)(d)	345,041
1,697,787	MASTR Adjustable Rate Mortgages Trust, Series 2004-7, Class 3A1, 2.855%, 7/25/2034(c)	1,639,523
454,883	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1, 3.123%, 4/25/2036(c)	415,970
661,337	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1, 5.250%, 11/25/2033(b)	675,283
697,531	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1, 5.500%, 6/25/2034(b)	715,056
805,275	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1, 6.000%, 6/25/2034(b)	821,650
2,049,561	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1, 6.000%, 9/25/2034	2,118,725
1,523,155	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1, Class 2A8, 6.000%, 3/25/2037	1,182,055
261,922	MLCC Mortgage Investors, Inc., Series 2006-2, Class 2A, 2.582%, 5/25/2036(b)(c)	252,373
744,011	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 4A2, 5.500%, 11/25/2035(d)	712,171
1,586,023	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035	1,630,989
2,062,280	National City Mortgage Capital Trust, Series 2008-1, Class 2A1, 6.000%, 3/25/2038	2,141,877
874,186	Newgate Funding, Series 2007-3X, Class A2B, 0.298%, 12/15/2050, (EUR)(b)(c)	933,643
892,277	NYMT Residential LLC, Series 2016-RP1A, Class A, 4.000%, 3/25/2021, 144A(b)(c)	890,977
1,475,921	Oak Hill Advisors Residential Loan Trust, Series 15-NPL2 Class A1, 3.721%, 7/25/2055, 144A(b)(c)	1,463,271
2,062,033	RCO Depositor II LLC, Series 2015-2A, Class A, 4.500%, 11/25/2045, 144A(b)(c)	2,060,434
2,700,000	RCO Depositor II LLC, Series 2015-2A, Class M, 5.000%, 11/25/2045, 144A(c)	2,584,620
1,164,267	Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1, 0.715%, 4/25/2046(c)	939,191
565,341	Residential Accredit Loans, Inc. Trust, Series 2006-QO7, Class 3A2, 0.730%, 9/25/2046(c)	416,511
903,988	Residential Accredit Loans, Inc. Trust, Series 2007-QO4, Class A1A, 0.715%, 5/25/2047(c)	752,595
1,800,263	Residential Asset Securitization Trust, Series 2005-A8CB, Class A9, 5.375%, 7/25/2035	1,587,636
638,980	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036(d)	624,217
273,097	RMAC PLC, Series 2005-NS3X, Class A2C, 0.056%, 6/12/2043, (EUR)(b)(c)	284,663
485,647	RMAC Securities No. 1 PLC, Series 2006-NS1X, Class A2C, Zero Coupon, 6/12/2044, (EUR)(b)(c)	499,069

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
373,483	RMAC Securities No. 1 PLC, Series 2007-NS1X, Class A2A, 0.530%, 6/12/2044, (GBP)(b)(c)	$445,023
678,999	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 6A, 3.039%, 9/25/2034(b)(c)	668,226
954,456	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 1A, 2.859%, 6/25/2034(b)(c)	939,513
4,093,355	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1, 0.835%, 7/25/2035(c)	3,020,674
905,613	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2004-20, Class 8A7, 5.750%, 11/25/2034(b)	917,662
468,623	Structured Asset Securities Corp. Trust, Series 2005-1, Class 7A7, 5.500%, 2/25/2035	474,211
934,563	U.S. Residential Opportunity Fund III Trust, Series 2016-1III, Class A, 3.475%, 7/27/2036, 144A(b)(c)	936,389
979,492	Vericrest Opportunity Loan Transferee, Series 16-NPL8, Class A1, 3.500%, 7/25/2046, 144A(b)(c)	980,137
1,565,000	Vericrest Opportunity Loan Transferee, Series 2015-NP14, Class A2, 4.875%, 11/27/2045, 144A(c)	1,505,769
425,984	Vericrest Opportunity Loan Transferee, Series 2015-NPL7, Class A1, 3.250%, 2/25/2055, 144A(c)	424,691
2,506,770	VOLT XXVI LLC, Series 2014-NPL6, Class A1, 3.125%, 9/25/2043, 144A(b)(c)	2,499,598
948,891	VOLT XXXI LLC, Series 2015-NPL2, Class A1, 3.375%, 2/25/2055, 144A(b)(c)	948,887
1,082,601	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, 3.500%, 3/25/2055, 144A(c)	1,083,191
1,360,000	VOLT XXXV LLC, Series 2016-NPL9, Class A1, 3.500%, 9/25/2046, 144A(b)(c)	1,359,908
484,785	WaMu Mortgage Pass Through Certificates, Series 2004-CB2, Class 2A, 5.500%, 7/25/2034(b)	497,178
1,212,863	WaMu Mortgage Pass Through Certificates, Series 2006-AR11, Class 2A, 2.193%, 9/25/2046(c)	1,141,549
3,072,960	WaMu Mortgage Pass Through Certificates, Series 2006-AR19, Class 2A, 1.943%, 1/25/2047(c)	2,747,577
2,016,736	WaMu Mortgage Pass Through Certificates, Series 2007-HY5, Class 2A3, 2.259%, 5/25/2037(c)	1,668,769
855,000	Wedgewood Real Estate Trust, Series 2016-1, Class A2, 5.000%, 7/15/2046, 144A(c)	851,655
418,735	Wells Fargo Mortgage Backed Securities Trust, Series 2004-O, Class A1, 2.992%, 8/25/2034(b)(c)	424,382
281,606	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 2A3, 5.500%, 11/25/2035	290,955
1,161,847	Wells Fargo Mortgage Backed Securities Trust, Series 2005-16, Class A18, 6.000%, 1/25/2036	1,149,294
611,016	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, 2.956%, 5/01/2035(b)(c)	632,396

		145,902,556

	ABS Other – 3.9%
4,323,661	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(b)(c)	4,161,869
773,810	AIM Aviation Finance Ltd., Series 2015-1A, Class C1, 4.750%, 2/15/2040, 144A	696,429

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Other – continued
$ 2,906,481	Cronos Containers Program I Ltd., 3.270%, 11/18/2029, 144A(b)	$2,826,219
609,284	Diamond Resorts Owner Trust, Series 2011-1, Class A, 4.000%, 3/20/2023, 144A(b)	609,720
1,920,910	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(d)(e)	1,204,410
747,901	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(d)(e)	215,545
3,410,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(d)(e)(f)	47,740
5,700,000	GE Accounts Receivable Funding, 6.992%, 8/24/2017, 144A(d)(e)	5,700,000
1,348,292	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(e)(g)	1,318,546
3,120,000	OneMain Financial Issuance Trust, 4.160%, 11/20/2028, 144A(b)	3,104,104
895,168	OneMain Financial Issuance Trust, Series 2014-1A, Class A, 2.430%, 6/18/2024, 144A(b)	895,929
603,877	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.470%, 9/18/2024, 144A(b)	605,220
745,000	OneMain Financial Issuance Trust, Series 2014-2A, Class B, 3.020%, 9/18/2024, 144A(b)	743,950
6,475,000	OneMain Financial Issuance Trust, Series 2014-2A, Class D, 5.310%, 9/18/2024, 144A	6,493,822
1,265,000	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 3/18/2026, 144A(b)	1,277,886
3,100,000	OneMain Financial Issuance Trust, Series 2016-1A, Class C, 6.000%, 2/20/2029, 144A	3,217,358
2,685,000	OneMain Financial Issuance Trust, Series 2016-2A, Class B, 5.940%, 3/20/2028, 144A(b)	2,817,799
4,359,096	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A(b)	4,244,975
167,241	Sierra Timeshare Receivables Funding LLC, Series 2012-1A, Class A, 2.840%, 11/20/2028, 144A	167,596
668,521	Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A, 1.590%, 11/20/2029, 144A(b)	665,796
1,341,834	Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 2.200%, 10/20/2030, 144A(b)	1,344,877
970,983	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/2022, 144A(b)	972,224
2,658,833	TAL Advantage V LLC, Series 2013-2A, Class A, 3.550%, 11/20/2038, 144A(b)	2,632,435

		45,964,449

	ABS Student Loan – 0.4%
337,358	SoFi Professional Loan Program LLC, Series 2014-B, Class A1, 1.775%, 8/25/2032, 144A(b)(c)	340,602
1,750,649	SoFi Professional Loan Program LLC, Series 2015-A, Class A1, 1.725%, 3/25/2033, 144A(b)(c)	1,759,388
3,110,000	SoFi Professional Loan Program LLC, Series 2016-A, Class B, 3.570%, 1/26/2038, 144A(b)	3,159,530

		5,259,520

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Aerospace & Defense – 0.9%
$ 1,135,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025(b)	$1,140,675
1,195,000	Embraer Overseas Ltd., 5.696%, 9/16/2023, 144A(b)	1,259,231
1,330,000	Engility Corp., 8.875%, 9/01/2024, 144A	1,346,625
6,003,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	5,882,940
825,000	Rockwell Collins, Inc., 1.200%, 12/15/2016(b)(c)	825,541

		10,455,012

	Airlines – 1.2%
8,490,000	Air Canada Pass Through Trust, Series 2015-2, Class B, 5.000%, 6/15/2025, 144A(b)	8,541,195
5,791,651	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025	5,574,464

		14,115,659

	Automotive – 2.1%
3,700,000	American Honda Finance Corp., Series MTN, 1.307%, 9/20/2017(b)(c)	3,710,130
5,785,000	BMW U.S. Capital LLC, 1.260%, 9/13/2019, 144A(b)(c)	5,780,974
6,100,000	Hyundai Capital Services, Inc., 1.657%, 3/18/2017, 144A(b)(c)	6,103,483
5,960,000	Nissan Motor Acceptance Corp., 1.385%, 3/03/2017, 144A(b)(c)	5,971,360
3,210,000	Volkswagen International Finance NV, 1.241%, 11/18/2016, 144A(b)(c)	3,211,005

		24,776,952

	Banking – 3.3%
3,200,000	Ally Financial, Inc., 4.250%, 4/15/2021	3,260,000
3,200,000	Ally Financial, Inc., 5.750%, 11/20/2025	3,348,000
1,334,000	Bank of America NA, Series BKNT, 1.150%, 6/15/2017(b)(c)	1,333,386
4,603,000	Citigroup, Inc., 1.525%, 11/24/2017(b)(c)	4,615,884
5,840,000	Goldman Sachs Group, Inc. (The), MTN, 1.460%, 6/04/2017(b)(c)	5,848,526
5,800,000	JPMorgan Chase Bank NA, 1.453%, 9/23/2019(b)(c)	5,807,540
12,840,000	Santander Holdings USA, Inc., 4.500%, 7/17/2025(b)	13,372,411
1,330,000	Wells Fargo & Co., MTN, 1.139%, 6/02/2017(b)(c)	1,330,141

		38,915,888

	Building Materials – 0.5%
5,500,000	Cemex SAB de CV, 6.125%, 5/05/2025, 144A	5,651,250

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – 1.1%
$ 1,325,000	Cablevision S.A., 6.500%, 6/15/2021, 144A	$1,382,969
2,865,000	Cox Communications, Inc., 4.500%, 6/30/2043, 144A(b)	2,581,268
1,575,000	Cox Communications, Inc., 4.700%, 12/15/2042, 144A(b)	1,469,543
1,740,000	DISH DBS Corp., 5.875%, 11/15/2024	1,718,250
1,475,000	DISH DBS Corp., 7.750%, 7/01/2026, 144A	1,567,187
2,065,000	Time Warner Cable LLC, 4.500%, 9/15/2042(b)	1,970,545
2,015,000	Ziggo Secured Finance BV, 5.500%, 1/15/2027, 144A	2,012,481

		12,702,243

	Chemicals – 0.3%
899,000	Albemarle Corp., 4.150%, 12/01/2024	969,129
3,170,000	Hercules, Inc., 6.500%, 6/30/2029	2,853,000

		3,822,129

	Collateralized Mortgage Obligations – 0.6%
57,020,462	Government National Mortgage Association, Series 2012-135, Class IO, 0.665%, 1/16/2053(b)(c)(h)	2,508,244
1,379,337	GSR Mortgage Loan Trust, Series 2005-AR5, Class 4A1, 3.241%, 10/25/2035(c)	1,294,548
554,914	HarborView Mortgage Loan Trust, Series 2006-7, Class 2A1A, 0.731%, 9/19/2046(c)	400,527
3,094,465	Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 1A, 2.966%, 2/25/2036(c)	2,848,159

		7,051,478

	Construction Machinery – 0.5%
5,810,000	Caterpillar Financial Services Corp., GMTN, 1.517%, 2/23/2018(b)(c)	5,851,594

	Electric – 1.2%
12,170,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A(b)	14,223,688

	Finance Companies – 0.9%
3,225,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	3,063,750
5,813,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	5,769,403
2,600,000	Unifin Financiera SAB de CV SOFOM ENR, 7.250%, 9/27/2023, 144A	2,590,250

		11,423,403

	Financial Other – 0.6%
6,780,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	6,881,700

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Food & Beverage – 1.3%
$ 5,340,000	BRF GmbH, 4.350%, 9/29/2026, 144A	$5,213,015
10,800,000	BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)(b)	3,081,776
3,225,000	Cosan Luxembourg S.A., 7.000%, 1/20/2027, 144A	3,366,094
2,300,000	Cosan Luxembourg S.A., 9.500%, 3/14/2018, 144A, (BRL)	675,399
460,000	JBS Investments GmbH, 7.250%, 4/03/2024, 144A	468,050
2,090,000	JBS USA LLC/JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	2,053,425
145,000	JBS USA LLC/JBS USA Finance, Inc., 7.250%, 6/01/2021, 144A	149,894

		15,007,653

	Government Owned - No Guarantee – 1.9%
18,670,000,000	Financiera de Desarrollo Territorial S.A. Findeter, 7.875%, 8/12/2024, 144A, (COP)(b)	5,842,593
9,960,000	Petrobras Global Finance BV, 5.375%, 1/27/2021	9,850,440
1,530,000	Petrobras Global Finance BV, 8.750%, 5/23/2026	1,690,650
700,000(††)	Petroleos Mexicanos, 7.650%, 11/24/2021, 144A, (MXN)(b)	3,512,680
1,930,000	YPF S.A., 31.354%, 7/07/2020, 144A(c)	2,248,450

		23,144,813

	Healthcare – 1.0%
5,665,000	Aetna, Inc., 1.491%, 12/08/2017(b)(c)	5,678,421
5,840,000	Becton Dickinson and Co., 1.750%, 11/08/2016(b)	5,843,901

		11,522,322

	Home Construction – 0.3%
180,000	Beazer Homes USA, Inc., 8.750%, 3/15/2022, 144A	189,900
2,920,000	PulteGroup, Inc., 5.000%, 1/15/2027	2,932,848

		3,122,748

	Independent Energy – 4.9%
135,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044(b)	123,862
150,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	124,875
665,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	541,975
905,000	Bonanza Creek Energy, Inc., 5.750%, 2/01/2023	411,775
240,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021	109,200

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$ 74,000	California Resources Corp., 5.500%, 9/15/2021	$39,220
448,000	California Resources Corp., 6.000%, 11/15/2024	213,920
1,095,000	California Resources Corp., 8.000%, 12/15/2022, 144A	728,175
3,180,000	Callon Petroleum Co., 6.125%, 10/01/2024, 144A	3,291,300
245,000	Canadian Natural Resources Ltd., 3.900%, 2/01/2025(b)	245,994
326,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	274,655
13,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	11,928
16,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	15,060
800,000	Concho Resources, Inc., 5.500%, 10/01/2022	830,000
3,105,000	Concho Resources, Inc., 5.500%, 4/01/2023	3,202,031
3,635,000	Continental Resources, Inc., 3.800%, 6/01/2024	3,326,025
560,000	Continental Resources, Inc., 4.500%, 4/15/2023	537,600
11,465,000	Continental Resources, Inc., 5.000%, 9/15/2022	11,436,337
1,342,000	Devon Energy Corp., 5.000%, 6/15/2045(b)	1,305,545
2,890,000	Devon Energy Corp., 5.850%, 12/15/2025(b)	3,252,345
1,195,000	Halcon Resources Corp., 8.625%, 2/01/2020, 144A	1,200,975
4,519,000	Matador Resources Co., 6.875%, 4/15/2023	4,677,165
1,265,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	1,000,931
180,000	MEG Energy Corp., 6.500%, 3/15/2021, 144A	146,925
2,055,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	1,623,450
1,260,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	1,206,450
7,460,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A(d)(e)(i)	—
4,420,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A(d)(e)(i)	—
2,015,000	Parsley Energy LLC/Parsley Finance Corp., 6.250%, 6/01/2024, 144A	2,080,488
495,000	Parsley Energy LLC/Parsley Finance Corp., 7.500%, 2/15/2022, 144A	525,938
725,000	PDC Energy, Inc., 6.125%, 9/15/2024, 144A	750,375
7,565,000	RSP Permian, Inc., 6.625%, 10/01/2022	7,924,337

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$ 1,055,000	SM Energy Co., 5.000%, 1/15/2024	$991,700
1,750,000	SM Energy Co., 6.125%, 11/15/2022	1,750,000
700,000	SM Energy Co., 6.750%, 9/15/2026	707,000
400,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	387,000
3,255,000	Whiting Petroleum Corp., 6.500%, 10/01/2018	3,206,175

		58,200,731

	Industrial Other – 0.2%
2,200,000	Alfa SAB de CV, 6.875%, 3/25/2044, 144A(b)	2,326,500

	Integrated Energy – 1.8%
2,935,000	BP Capital Markets PLC, 1.208%, 11/07/2016(b)(c)	2,936,109
1,225,000	BP Capital Markets PLC, 1.242%, 2/13/2018(b)(c)	1,226,582
6,595,000	Chevron Corp., 0.987%, 11/15/2017(b)(c)	6,602,024
7,020,000	Pacific Exploration and Production Corp., 5.125%, 3/28/2023, 144A(i)	1,298,700
2,090,000	Pacific Exploration and Production Corp., 5.375%, 1/26/2019, 144A(i)	386,650
3,310,000	Shell International Finance BV, 1.027%, 11/15/2016(b)(c)	3,311,509
5,795,000	Shell International Finance BV, 1.195%, 9/12/2019(b)(c)	5,791,737

		21,553,311

	Life Insurance – 0.5%
5,785,000	Metropolitan Life Global Funding I, 1.190%, 9/14/2018, 144A(b)(c)	5,795,471

	Lodging – 0.1%
1,515,000	Wyndham Worldwide Corp., 5.100%, 10/01/2025(b)	1,656,169

	Media Entertainment – 0.1%
27,290,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)(b)	1,220,119

	Midstream – 4.7%
2,340,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 3/01/2022	2,363,400
410,000	Energy Transfer Partners LP, 5.150%, 3/15/2045(b)	379,776
5,595,000	Energy Transfer Partners LP, 6.125%, 12/15/2045(b)	5,843,597
1,290,000	EnLink Midstream Partners LP, 5.050%, 4/01/2045(b)	1,141,935
765,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044(b)	707,919

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$ 1,195,000	Kinder Morgan Energy Partners LP, 4.700%, 11/01/2042(b)	$1,102,350
2,155,000	Kinder Morgan Energy Partners LP, 5.000%, 8/15/2042(b)	2,044,218
255,000	Kinder Morgan Energy Partners LP, 5.000%, 3/01/2043(b)	239,852
1,750,000	Kinder Morgan Energy Partners LP, 5.625%, 9/01/2041(b)	1,735,870
450,000	MPLX LP, 4.000%, 2/15/2025(b)	443,475
765,000	MPLX LP, 4.500%, 7/15/2023(b)	779,860
5,395,000	MPLX LP, 4.875%, 12/01/2024(b)	5,580,189
475,000	MPLX LP, 4.875%, 6/01/2025	490,809
2,690,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/2019	2,542,050
415,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	393,212
1,480,000	Plains All American Pipeline LP/PAA Finance Corp., 4.700%, 6/15/2044(b)	1,301,318
2,265,000	Plains All American Pipeline LP/PAA Finance Corp., 4.900%, 2/15/2045(b)	2,075,408
1,710,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.750%, 9/01/2020(b)	1,856,612
5,055,000	Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	5,434,125
180,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	173,925
690,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	698,625
1,120,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/01/2022	1,159,200
6,015,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.750%, 3/15/2024	6,436,050
1,310,000	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 2/15/2023	1,342,750
2,395,000	Williams Partners LP, 3.900%, 1/15/2025(b)	2,390,006
4,195,000	Williams Partners LP, 4.000%, 9/15/2025(b)	4,194,237
965,000	Williams Partners LP, 5.100%, 9/15/2045(b)	941,475
1,825,000	Williams Partners LP, 6.300%, 4/15/2040(b)	2,006,374

		55,798,617

	Non-Agency Commercial Mortgage-Backed Securities – 5.3%
1,600,000	BLCP Hotel Trust, Series 2014-CLRN, Class D, 3.024%, 8/15/2029, 144A(b)(c)	1,573,895
1,600,000	BLCP Hotel Trust, Series 2014-CLRN, Class E, 4.194%, 8/15/2029, 144A(c)	1,576,908
3,442,048	BXHTL Mortgage Trust, Series 2015-DRMZ, Class M, 8.717%, 5/15/2020, 144A(c)(e)(g)	3,345,871

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 4,565,000	CFCRE Commercial Mortgage Trust, Series 2011-C1, Class D, 6.386%, 4/15/2044, 144A(b)(c)	$4,750,012
2,135,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV4, 4.674%, 10/15/2031, 144A(c)(e)(g)	2,135,600
449,308	Commercial Mortgage Trust, Series 2014-SAVA, Class A, 1.675%, 6/15/2034, 144A(b)(c)	449,712
855,000	Commercial Mortgage Trust, Series 2014-SAVA, Class B, 2.275%, 6/15/2034, 144A(b)(c)	847,751
1,605,000	Commercial Mortgage Trust, Series 2014-SAVA, Class C, 2.925%, 6/15/2034, 144A(b)(c)	1,587,124
3,700,000	Credit Suisse Mortgage Capital Certificates, Series 2015-TOWN, Class A, 1.774%, 3/15/2017, 144A(b)(c)	3,698,369
2,552,340	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.884%, 11/10/2046, 144A(b)(c)	2,723,509
6,505,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.988%, 8/10/2045(c)	6,261,238
1,915,000	Hilton USA Trust, Series 2013-HLT, Class CFX, 3.714%, 11/05/2030, 144A(b)	1,915,424
1,460,000	Hilton USA Trust, Series 2013-HLT, Class DFX, 4.407%, 11/05/2030, 144A(b)	1,460,321
1,580,000	Hilton USA Trust, Series 2013-HLT, Class EFX, 5.609%, 11/05/2030, 144A(c)	1,582,439
1,520,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049(b)(c)	1,490,155
3,090,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class D, 5.024%, 7/15/2036, 144A(b)(c)	3,074,515
1,325,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.902%, 4/12/2049(b)(c)	1,329,195
1,570,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.646%, 6/15/2044, 144A(b)(c)	1,652,861
2,125,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.646%, 6/15/2044, 144A(b)(c)	2,220,020
9,844,685	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(e)(g)	9,909,291
2,280,000	SCG Trust, Series 2013-SRP1, Class B, 3.024%, 11/15/2026, 144A(b)(c)	2,202,838
2,200,000	SCG Trust, Series 2013-SRP1, Class C, 3.774%, 11/15/2026, 144A(b)(c)	2,130,083
3,165,000	SCG Trust, Series 2013-SRP1, Class D, 3.868%, 11/15/2026, 144A(b)(c)	3,014,106
2,587,500	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class D, 5.788%, 2/15/2044, 144A(b)(c)	2,727,549

		63,658,786

	Oil Field Services – 0.2%
3,490,000	Noble Holding International Ltd., 5.250%, 3/15/2042	1,971,850

	Pharmaceuticals – 1.8%
3,070,000	Johnson & Johnson, 0.899%, 11/28/2016(b)(c)	3,071,557
5,570,000	Merck & Co., Inc., 0.932%, 2/10/2017(b)(c)	5,572,016

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Pharmaceuticals – continued
$ 3,175,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A	$2,714,625
9,756,000	Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/2023, 144A	8,414,550
1,605,000	VRX Escrow Corp., 4.500%, 5/15/2023, 144A, (EUR)	1,424,351

		21,197,099

	Property & Casualty Insurance – 0.5%
2,370,000	Old Republic International Corp., 3.875%, 8/26/2026(b)	2,365,833
3,885,000	Old Republic International Corp., 4.875%, 10/01/2024(b)	4,200,804

		6,566,637

	Refining – 0.2%
2,090,000	Ultrapar International S.A., 5.250%, 10/06/2026, 144A	2,074,325

	Retailers – 0.1%
1,080,000	Phillips-Van Heusen Corp., 7.750%, 11/15/2023(b)	1,250,100

	Supermarkets – 0.1%
885,000	Albertsons Cos. LLC/Safeway, Inc./New Albertson’s/Albertson’s LLC, 5.750%, 3/15/2025, 144A	882,788

	Technology – 3.5%
4,770,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	5,276,812
1,542,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	1,680,780
6,955,000	Cisco Systems, Inc., 1.197%, 9/20/2019(b)(c)	6,960,084
1,375,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021, 144A	1,460,899
11,255,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.020%, 6/15/2026, 144A(b)	12,338,890
3,310,000	Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024, 144A	3,351,375
3,080,000	Keysight Technologies, Inc., 4.550%, 10/30/2024(b)	3,183,741
6,695,000	Open Text Corp., 5.875%, 6/01/2026, 144A	7,004,644

		41,257,225

	Treasuries – 1.9%
38,000(†††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2017, (BRL)	11,584,129
43,850,000	Poland Government Bond, 4.750%, 4/25/2017, (PLN)(b)	11,669,175

		23,253,304

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – 0.5%
10,085,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)(i)	$542,679
5,685,000	Verizon Communications, Inc., 2.606%, 9/14/2018(b)(c)	5,834,311

		6,376,990

	Total Non-Convertible Bonds (Identified Cost $884,877,048)	869,097,645

Convertible Bonds – 1.5%
	Building Materials – 0.0%
335,000	CalAtlantic Group, Inc., 0.250%, 6/01/2019	310,294

	Diversified Operations – 0.1%
775,000	RWT Holdings, Inc., 5.625%, 11/15/2019	784,688

	Healthcare – 0.1%
1,475,000	Brookdale Senior Living, Inc., 2.750%, 6/15/2018	1,464,859

	Media Entertainment – 0.1%
885,000	Liberty Media Corp., 2.250%, 9/30/2046, 144A	918,741

	Midstream – 0.6%
7,718,000	Whiting Petroleum Corp., Series 2, 1.250%, 6/05/2020	7,409,280

	Pharmaceuticals – 0.3%
4,330,000	Ionis Pharmaceuticals, Inc., 1.000%, 11/15/2021	4,029,606

	Technology – 0.3%
200,000	Advanced Micro Devices, Inc., 2.125%, 9/01/2026	217,500
55,000	CalAmp Corp., 1.625%, 5/15/2020	50,875
970,000	Cypress Semiconductor Corp., 4.500%, 1/15/2022, 144A	1,096,706
1,578,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	1,570,110

		2,935,191

	Total Convertible Bonds (Identified Cost $17,809,395)	17,852,659

	Total Bonds and Notes (Identified Cost $902,686,443)	886,950,304

Senior Loans – 4.7%
	Aerospace & Defense – 0.1%
1,206,606	Engility Corp., Term Loan B2, 5.750%, 8/12/2023(c)	1,217,538

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Automotive – 0.1%
$ 1,591,657	Gates Global, Inc., Term Loan B, 4.250%, 7/06/2021(c)	$1,566,334

	Building Materials – 0.4%
1,600,000	HD Supply, Inc., Incremental Term Loan B, 9/14/2023(j)	1,602,000
2,154,545	Headwaters, Inc., 2016 Term Loan B, 4.000%, 3/24/2022(c)	2,164,413
1,205,032	Ply Gem Industries, Inc., Term Loan, 4.000%, 2/01/2021(c)	1,211,564

		4,977,977

	Cable Satellite – 0.0%
205,000	CSC Holdings LLC, 2016 Term Loan B, 10/11/2024(j)	205,359

	Environmental – 0.1%
755,000	GFL Environmental, Inc., USD Term Loan B, 9/23/2023(j)	753,429

	Gaming – 0.1%
743,116	Boyd Gaming Corp., Term Loan B2, 3.527%, 9/15/2023(c)	748,318

	Independent Energy – 0.5%
3,385,000	California Resources Corp., Second Out Term Loan, 11.375%, 12/31/2021(c)	3,552,151
2,649,896	Chesapeake Energy Corp., Term Loan, 8.500%, 8/23/2021(c)	2,779,900

		6,332,051

	Industrial Other – 0.4%
1,896,100	Pinnacle Operating Corp., Term Loan, 4.750%, 11/15/2018(c)	1,725,451
2,947,725	USAGM HoldCo LLC, 2015 Term Loan, 4.750%, 7/28/2022(c)	2,929,302

		4,654,753

	Media Entertainment – 0.2%
1,515,000	Camelot UK Holdco Ltd., Term Loan B, 9/07/2023(j)	1,516,136
1,275,000	Donnelley Financial Solutions, Inc., Term Loan B, 9/23/2023(j)	1,278,188

		2,794,324

	Midstream – 0.2%
1,002,817	Energy Transfer Equity LP, 2015 Term Loan, 4.042%, 12/02/2019(c)	1,001,092
1,598,385	Energy Transfer Equity LP, New Term Loan, 3.292%, 12/02/2019(c)	1,584,399

		2,585,491

	Natural Gas – 0.1%
957,852	Southcross Energy Partners LP, 1st Lien Term Loan, 5.250%, 8/04/2021(c)	774,423

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Other Utility – 0.3%
$ 3,137,257	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(c)	$3,125,493

	Pharmaceuticals – 0.5%
5,430,000	inVentiv Health, Inc., 2016 Term Loan B, 9/28/2023(j)	5,441,294

	Property & Casualty Insurance – 0.1%
1,467,650	Hyperion Insurance Group Ltd., 2015 Term Loan B, 5.500%, 4/29/2022(c)	1,433,248

	Retailers – 0.3%
1,357,027	Harbor Freight Tools USA, Inc., 2016 Term Loan B, 4.000%, 8/19/2023(c)	1,363,595
1,869,678	Talbots, Inc. (The), 1st Lien Term Loan, 5.500%, 3/19/2020(c)	1,822,469

		3,186,064

	Technology – 0.5%
2,817,750	Aptean, Inc., 1st Lien Term Loan, 5.250%, 2/26/2020(c)	2,814,228
860,000	Cavium, Inc., Term Loan B, 3.750%, 8/16/2022(c)	868,600
285,000	NXP BV, Term Loan F, 3.405%, 12/07/2020(c)	285,998
2,135,884	Western Digital Corp., USD 2016 Term Loan B1, 4.500%, 4/29/2023(c)	2,155,918

		6,124,744

	Transportation Services – 0.3%
431,080	OSG Bulk Ships, Inc., OBS Term Loan, 5.250%, 8/05/2019(c)	429,464
3,000,000	Uber Technologies, Term Loan B, 5.000%, 7/13/2023(c)	3,015,000

		3,444,464

	Wireless – 0.2%
2,965,000	Lonestar Intermediate Super Holdings LLC, PIK Term Loan B, 10.000%, 8/31/2021(c)	2,939,056

	Wirelines – 0.3%
3,486,900	Integra Telecom, Inc., 2015 1st Lien Term Loan, 5.250%, 8/14/2020(c)	3,460,748

	Total Senior Loans (Identified Cost $55,665,288)	55,765,108

Loan Participations – 0.2%
	ABS Other – 0.2%
2,339,531	Rise Ltd., Series 2014-1, Class A, 4.750%, 2/15/2039 (c)(e)(g)(k) (Identified Cost $2,357,078)	2,313,211

Shares	Description	Value (†)
Preferred Stocks – 1.0%
Convertible Preferred Stocks – 0.6%
	Food & Beverage – 0.2%
25,620	Bunge Ltd., 4.875%	$2,436,644

	Pharmaceuticals – 0.3%
521	Allergan PLC, Series A, 5.500%	428,070
3,322	Teva Pharmaceutical Industries Ltd., 7.000%	2,689,491

		3,117,561

	Technology – 0.1%
16,661	Belden, Inc., 6.750%	1,673,264

	Total Convertible Preferred Stocks (Identified Cost $7,409,059)	7,227,469

Non-Convertible Preferred Stock – 0.4%
	Cable Satellite – 0.4%
4,040,000	NBCUniversal Enterprise, Inc., 5.250%, 144A(b) (Identified Cost $4,040,000)	4,312,700

	Total Preferred Stocks (Identified Cost $11,449,059)	11,540,169

Common Stocks – 0.6%
	Energy Equipment & Services – 0.1%
35,206	Halliburton Co.	1,580,045

	Oil, Gas & Consumable Fuels – 0.3%
188,463	OGX Petroleo e Gas S.A., Sponsored ADR	126,270
356,208	Whiting Petroleum Corp.(f)	3,113,258

		3,239,528

	Pharmaceuticals – 0.2%
38,880	Bristol-Myers Squibb Co.	2,096,410

	Total Common Stocks (Identified Cost $7,717,652)	6,915,983

Other Investments – 0.7%
	Aircraft ABS – 0.7%
900	ECAF I Blocker Ltd.(d)(e) (Identified Cost $9,000,000)	8,870,274

Units of Currency(††††)	Description	Value(†)
Purchased Options – 0.0%
	Over-the-Counter Options on Currency – 0.0%
39,990,000	TWD Put expiring January 17, 2017 at 31.7800(f)(l)(m) (Identified Cost $738,576)	348,832

Shares (††††)		Description	Value(†)
Purchased Options – continued
		Index Options – 0.0%
300,000		Nikkei 225™, Call expiring October 14, 2016 at 17,500(f)(m) (Identified Cost $644,594)	52,666

		Total Purchased Options (Identified Cost $1,383,170)	401,498

Principal Amount (‡)
Short-Term Investments – 15.7%
22,195,000	(††)	Mexican Federal Treasury Certificates, 4.480%, 1/05/2017, (MXN)(b)	11,297,962
$ 153,268		Repurchase Agreement with State Street Bank and Trust Company, dated 9/30/2016 at 0.000% to be repurchased at $153,268 on 10/03/2016 collateralized by $154,100 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $156,374 including accrued interest(n)	153,268
139,363,886		Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2016 at 0.030% to be repurchased at $139,364,234 on 10/03/2016 collateralized by $131,675,000 U.S. Treasury Note, 2.500% due 8/15/2023 valued at $ 142,044,406; $100,000 U.S. Treasury Note, 3.500% due 5/15/2020 valued at $110,250 including accrued interest(n)	139,363,886
5,400,000		U.S. Treasury Bills, 0.381%, 01/12/2017(o)(p)	5,396,047
30,200,000		U.S. Treasury Bills, 0.458%, 11/25/2016(o)	30,192,631

		Total Short-Term Investments (Identified Cost $186,709,629)	186,403,794

		Total Investments – 97.6% (Identified Cost $1,176,968,319)(a)	1,159,160,341
		Other assets less liabilities – 2.4%	28,890,791

		Net Assets – 100.0%	$1,188,051,132

Shares (††††)
Written Options – (0.0%)
		Index Options – (0.0%)
300,000		Nikkei 225™, Call expiring October 14, 2016 at 18,500(m) (Premiums Received $181,658)	$(10,979)

		Options on Securities – (0.0%)
17,600		Halliburton Co., Call expiring November 18, 2016 at 45(m)	$(33,088)
160,300		Whiting Petroleum Corp., Call expiring October 28, 2016 at 9.5000(m)	(64,120)
178,100		Whiting Petroleum Corp., Call expiring November 18, 2016 at 10(m)	(89,050)

			(186,258)

		Total Written Options (Premiums Received $280,951)	$(197,237)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Bilateral interest rate swaps are valued based on prices supplied by an independent pricing source.

Domestic exchange-traded single name equity option contracts are valued at the mean of the National Best Bid and Offer quotations.

Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively.

Other exchange-traded options are valued at the average of the closing bid and ask quotations on the exchange on which, over time, they are traded most extensively.

Over-the-counter (“OTC”) currency options and swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available.

Other OTC option contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on quotations obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of September 30, 2016, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets	Options contracts[1]	Percentage of Net Assets
$19,022,519	1.6%	$18,355,381	1.5%	$63,645	Less than 0.1%

[1]	Fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the contracts. Amount represents gross absolute value of purchased and written option contracts.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(††††)	Options on currency are expressed as units of currency. Options on securities and indices are expressed as shares.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At September 30, 2016, the net unrealized depreciation on investments based on a cost of $1,177,173,549 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$26,129,469
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(44,142,677)

Net unrealized depreciation	$(18,013,208)

At December 31, 2015, the Fund had a short-term capital loss carryforward of $44,704,672 with no expiration date and a long-term capital loss carryforward of $5,507,048 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)	Variable rate security. Rate as of September 30, 2016 is disclosed.
(d)	Fair valued by the Fund’s adviser. At September 30, 2016, the value of these securities amounted to $18,355,381 or 1.5% of net assets.
(e)	Illiquid security.
(f)	Non-income producing security.
(g)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At September 30, 2016, the value of these securities amounted to $19,022,519 or 1.6% of net assets.
(h)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(i)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(j)	Position is unsettled. Contract rate was not determined at September 30, 2016 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(k)	The Fund may invest in loans to corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan.
(l)	Counterparty is JPMorgan Chase Bank, N.A.
(m)	The Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid. When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option. Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. OTC options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.
(n)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2016, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

(o)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(p)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the value of Rule 144A holdings amounted to $351,107,136 or 29.6% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
PRIBOR	Prague Interbank Offered Rate
SAFEX	South African Futures Exchange
TIIE	Equilibrium Interbank Interest Rate (Tasa de Interes de Equilibrio)
BRL	Brazilian Real
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
PLN	Polish Zloty
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Swap Agreements

The Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Swap agreements are valued daily and fluctuations in the value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as receivable or payable. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Fund covers its net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

At September 30, 2016, the Fund had the following open bilateral credit default swap agreements:

Buy Protection

Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Value(‡)	Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Markit iTraxx Asia ex-Japan Index Series 25, 5-Year	(1.00%)	6/20/2021	4,370,000	$80,530	$9,436	$(71,094)
Barclays Bank PLC	Republic of Mexico	(1.00%)	12/20/2021	11,700,000	386,118	373,641	(12,477)
Deutsche Bank AG	Republic of China	(1.00%)	6/20/2021	5,900,000	28,958	(7,447)	(36,405)
Morgan Stanley Capital Services, Inc.	Markit iTraxx Asia ex-Japan Index Series 25, 5-Year	(1.00%)	6/20/2021	8,910,000	169,949	19,239	(150,710)

Total						$394,869	$(270,686)

At September 30, 2016, the Fund had the following open centrally cleared credit default swap agreements:

Buy Protection

Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Value(‡)	Market Value	Unrealized Appreciation (Depreciation)
CDX.HY Series 27, 5-Year	(5.00%)	12/20/2021	35,600,000	$(1,563,587)	$(141,080)
CDX.HY Series 27, 5-Year	(5.00%)	12/20/2021	12,000,000	(527,052)	(47,555)
CDX.HY Series 27, 5-Year	(5.00%)	12/20/2021	35,300,000	(1,550,412)	(139,892)

Total				$(3,641,051)	$(328,527)

At September 30, 2016, the Fund had the following open bilateral interest rate swap agreements:

Counterparty	Notional Value	Currency	Expiration Date	Fund Pays	Fund Receives	Market Value[1]
Bank of America, N.A.	36,000,000	ZAR	5/8/2025	7.950%	3-month SAFEX-JIBAR	$12,717
Bank of America, N.A.	330,558,000	MXN	7/3/2026	28-day TIIE	6.130%	(328,620)
Bank of America, N.A.	2,874,300,000	CZK	8/3/2018	6-month PRIBOR	0.300%	(23,887)
Bank of America, N.A.	862,000,000	CZK	8/3/2021	0.350%	6-month PRIBOR	546
Bank of America, N.A.	344,900,000	CZK	8/4/2018	6-month PRIBOR	0.305%	(1,434)
Bank of America, N.A.	143,600,000	CZK	8/4/2021	0.355%	6-month PRIBOR	(1,385)
Bank of America, N.A.	1,741,000,000	CZK	7/29/2018	6-month PRIBOR	0.320%	11,552
Bank of America, N.A.	698,000,000	CZK	7/29/2021	0.370%	6-month PRIBOR	(28,165)
Barclays Bank PLC	291,000,000	ZAR	5/5/2025	7.950%	3-month SAFEX-JIBAR	101,848
Deutsche Bank AG	670,000,000	CZK	7/29/2021	0.375%	6-month PRIBOR	(33,832)
Deutsche Bank AG	104,000,000	MXN	7/3/2026	28-day TIIE	6.135%	(101,410)
Deutsche Bank AG	1,710,000,000	CZK	7/29/2018	6-month PRIBOR	0.325%	17,922
JPMorgan Chase Bank, N.A.	57,120,000	ZAR	4/17/2025	7.720%	3-month SAFEX-JIBAR	78,288

Total						$(295,860)

At September 30, 2016, the Fund had the following open centrally cleared interest rate swap agreements:

Notional Value	Currency	Expiration Date	Fund Pays	Fund Receives	Market Value[1]
76,950,000	GBP	7/21/2018	6-month LIBOR	0.526%	$133,373
76,950,000	GBP	7/22/2018	6-month LIBOR	0.499%	86,728
130,830,000	USD	7/18/2021	1.079%	3-month LIBOR	634,151
19,195,200	USD	7/18/2026	1.410%	3-month LIBOR	127,658
25,650,000	GBP	7/21/2021	0.621%	6-month LIBOR	(206,810)
25,650,000	GBP	7/22/2021	0.594%	6-month LIBOR	(165,243)
347,100,000	USD	7/18/2018	3-month LIBOR	0.855%	(881,145)

Total					$(271,288)

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
[1]	There are no up front payments on interest rate swap agreements; therefore unrealized appreciation (depreciation) is equal to market value.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At September 30, 2016, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	10/13/2016	Brazilian Real	23,300,000	$7,145,321	$3,014
Sell[2]	1/05/2017	Brazilian Real	37,900,000	11,338,997	(75,996)
Sell[2]	10/24/2016	Canadian Dollar	31,300,000	23,861,515	(202,447)
Sell[2]	10/31/2016	Canadian Dollar	39,200,000	29,885,596	(282,034)
Sell[3]	10/26/2016	Colombian Peso	18,400,000,000	6,354,297	(46,879)
Sell[1]	10/06/2016	Euro	15,950,000	17,919,063	(120,139)
Sell[4]	10/31/2016	Euro	1,344,000	1,511,676	(5,254)
Sell[4]	11/16/2016	Euro	1,050,000	1,181,819	5,889
Sell[4]	11/16/2016	Euro	950,000	1,069,265	(4,315)
Buy[1]	10/06/2016	Hungarian Forint	4,962,600,000	18,099,404	270,450
Sell[3]	10/26/2016	Indonesian Rupiah	196,800,000,000	15,030,215	(125,641)
Buy[2]	10/24/2016	Mexican Peso	445,000,000	22,896,870	381,185
Sell[1]	10/11/2016	Mexican Peso	92,400,000	4,761,549	219,449
Sell[2]	10/31/2016	Mexican Peso	11,230,986	577,403	(3,433)
Sell[2]	1/09/2017	Mexican Peso	219,200,000	11,185,056	157,862
Sell[5]	10/11/2016	New Zealand Dollar	28,200,000	20,527,914	495,186
Buy[2]	10/31/2016	Norwegian Krone	253,000,000	31,649,693	421,757
Buy[2]	12/30/2016	Norwegian Krone	141,000,000	17,641,208	115,273
Sell[4]	4/28/2017	Polish Zloty	45,000,000	11,731,426	(49,941)
Sell[1]	10/13/2016	South Korean Won	25,000,000,000	22,698,225	153,694
Buy[2]	10/11/2016	Swedish Krona	150,100,000	17,503,250	(373,565)
Sell[1]	9/19/2017	Yuan Renminbi	235,000,000	34,926,279	(697,163)

Total					$236,952

[1]	Counterparty is Bank of America, N.A.
[2]	Counterparty is Morgan Stanley & Co.
[3]	Counterparty is Credit Suisse International
[4]	Counterparty is Deutsche Bank AG
[5]	Counterparty is Commonwealth Bank of Australia Sydney

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund is reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2016, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
CBOE SPX Volatility Index	12/21/2016	381	$6,648,450	$46,068
Eurodollar	6/19/2017	2,350	581,713,125	(358,540)

Total				$(312,472)

At September 30, 2016, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Eurodollar	12/17/2018	2,350	$580,479,375	$530,172

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$141,738,395	$4,164,161	(a)	$145,902,556
ABS Other	—	38,187,034	7,777,415	(b)	45,964,449
Government Owned—No Guarantee	—	20,896,363	2,248,450	(c)	23,144,813
Independent Energy	—	58,200,731	—	(d)	58,200,731
Non-Agency Commercial Mortgage-Backed Securities	—	58,177,315	5,481,471	(c)	63,658,786
All Other Non-Convertible Bonds*	—	532,226,310	—		532,226,310

Total Non-Convertible Bonds	—	849,426,148	19,671,497		869,097,645

Convertible Bonds*	—	17,852,659	—		17,852,659

Total Bonds and Notes	—	867,278,807	19,671,497		886,950,304

Senior Loans*	—	55,765,108	—		55,765,108
Loan Participations*	—	—	2,313,211	(c)	2,313,211
Preferred Stocks
Convertible Preferred Stocks
Pharmaceuticals	428,070	2,689,491	—		3,117,561
All Other Convertible Preferred Stocks*	4,109,908	—	—		4,109,908

Total Convertible Preferred Stocks	4,537,978	2,689,491			7,227,469

Non-Convertible Preferred Stocks *	—	4,312,700	—		4,312,700

Total Preferred Stocks	4,537,978	7,002,191	—		11,540,169

Common Stocks*	6,915,983	—	—		6,915,983
Other Investments*	—	—	8,870,274	(e)	8,870,274
Purchased Options*	—	401,498	—		401,498
Short-Term Investments	—	186,403,794	—		186,403,794

Total Investments	11,453,961	1,116,851,398	30,854,982		1,159,160,341

Centrally Cleared Interest Rate Swap Agreements (unrealized appreciation)	—	981,910	—		981,910
Bilateral Interest Rate Swap Agreements (unrealized appreciation)	—	222,873	—		222,873
Forward Foreign Currency Contracts (unrealized appreciation)	—	2,223,759	—		2,223,759
Futures Contracts (unrealized appreciation)	576,240	—	—		576,240

Total	$12,030,201	$1,120,279,940	$30,854,982		$1,163,165,123

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$(186,258)	$(10,979)	$—	$(197,237)
Bilateral Credit Default Swap Agreements (unrealized depreciation)	—	(270,686)	—	(270,686)
Centrally Cleared Interest Rate Swap Agreements (unrealized depreciation)	—	(1,253,198)	—	(1,253,198)
Centrally Cleared Credit Default Swap Agreements (unrealized depreciation)	—	(328,527)	—	(328,527)
Bilateral Interest Rate Swap Agreements (unrealized depreciation)	—	(518,733)	—	(518,733)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(1,986,807)	—	(1,986,807)
Futures Contracts (unrealized depreciation)	(358,540)	—	—	(358,540)

Total	$(544,798)	$(4,368,930)	$—	$(4,913,728)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices ($1,846,749) or fair valued by the Fund’s adviser ($2,317,412).
(b)	Valued using broker-dealer bid prices ($609,720), fair valued by the Fund’s adviser ($5,700,000) or fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($1,467,695).
(c)	Valued using broker-dealer bid prices.
(d)	Fair valued at zero using Level 3 inputs.
(e)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2015 and/or September 30, 2016:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2015		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2016		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2016
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$1,961,377		$—	$30,182	$(18,942)	$1,100,000	$(700,544)	$1,792,088	$—	$4,164,161		$(19,439)
ABS Other	13,438,737		—	1,363	(3,003,766)	50,343	(410,839)	814,713	(3,113,136)	7,777,415		(3,063,189)
Government Owned—No Guarantee	—		—	—	318,450	1,930,000	—	—	—	2,248,450		318,450
Independent Energy	—		227,376	—	(227,376)	—	—	—	—	—	(a)	(227,376)
Non-Agency Commercial Mortgage-Backed Securities	16,593,700		—	(3,250)	(86,042)	—	(1,300,000)	—	(9,722,937)	5,481,471		(91,632)
Loan Participations	2,445,609		—	(981)	(636)	—	(130,781)	—	—	2,313,211		(2,924)
Common Stocks
Oil, Gas & Consumable Fuels	—	(a)	—	—	—	—	—	—	—	—		—
Other Investments
Aircraft ABS	8,820,000		—	—	50,274	—	—	—	—	8,870,274		50,274

Total	$43,259,423		$227,376	$27,314	$(2,968,038)	$3,080,343	$(2,542,164)	$2,606,801	$(12,836,073)	$30,854,982		$(3,035,836)

(a)	Fair valued at zero.

Debt securities valued at $925,216 were transferred from Level 2 to Level 3 during the period ended September 30, 2016. At December 31, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At September 30, 2016, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

A debt security valued at $866,872 was transferred from Level 2 to Level 3 during the period ended September 30, 2016. At December 31, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At September 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security.

Debt securities valued at $12,836,073 were transferred from Level 3 to Level 2 during the period ended September 30, 2016. At December 31, 2015, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At September 30, 2016, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $814,713 was transferred from Level 2 to Level 3 during the period ended September 30, 2016. At December 31, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At September 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts, futures contracts, option contracts, swaptions and swap agreements.

The Fund seeks to achieve positive total returns over a full market cycle. The Fund pursues its objective by utilizing a flexible investment approach that allocates investments across a global range of investment opportunities related to credit, currencies and interest rates, while employing risk management techniques to mitigate downside risk. At times, the Fund expects to gain its investment exposure substantially through the use of derivatives, including forward foreign currency contracts, futures and option contracts, interest rate swaptions and swap agreements. During the period ended September 30, 2016, the Fund used futures, forward foreign currency and option contracts, swaptions, interest rate swap agreements and credit default swap agreements (as a protection seller) to gain investment exposures in accordance with its objective.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts, interest rate swap agreements and interest rate swaptions to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended September 30, 2016, the Fund engaged in futures contracts for hedging purposes.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts and option contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the period ended September 30, 2016, the Fund engaged in forward foreign currency and option contracts for hedging purposes.

The Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. During the period ended September 30, 2016, the Fund engaged in credit default swap transactions (as a protection buyer) to hedge its credit exposure.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use futures contracts, purchased put options and written call options to hedge against a decline in value of an equity security that it owns. The Fund may also write put options to offset the cost of options used for hedging purposes. During the period ended September 30, 2016, the Fund engaged in futures and option contracts for hedging purposes.

The following is a summary of derivative instruments for the Fund, as of September 30, 2016:

Assets	Investments at value[1]	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Swap agreements at value	Total
Over-the-counter asset derivatives
Interest rate contracts	$—	$—	$—	$222,873	$222,873
Foreign exchange contracts	348,832	2,223,759	—	—	2,572,591
Credit contracts	—	—	—	402,316	402,316

Total over-the-counter asset derivatives	$348,832	$2,223,759	$—	$625,189	$3,197,780

Exchange-traded/cleared asset derivatives
Equity contracts	$52,666	$—	$46,068	$—	$98,734
Interest rate contracts	—	—	530,172	981,910	1,512,082

Total exchange-traded/cleared asset derivatives	$52,666	$—	$576,240	$981,910	$1,610,816

Total asset derivatives	$401,498	$2,223,759	$576,240	$1,607,099	$4,808,596

Liabilities	Options written at value	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Swap agreements at value	Total
Over-the-counter liability derivatives
Credit contracts	$—	$—	$—	$(7,447)	$(7,447)
Interest rate contracts	—	—	—	(518,733)	(518,733)
Foreign exchange contracts	—	(1,986,807)	—	—	(1,986,807)

Total over-the-counter liability derivatives	$—	$(1,986,807)	$—	$(526,180)	$(2,512,987)

Exchange-traded/cleared liability derivatives
Credit contracts	$—	$—	$—	$(3,641,051)	$(3,641,051)
Interest rate contracts	—	—	(358,540)	(1,253,198)	(1,611,738)
Equity contracts	(197,237)	—	—	—	(197,237)

Total exchange-traded/cleared liability derivatives	$(197,237)	$—	$(358,540)	$(4,894,249)	$(5,450,026)

Total liability derivatives	$(197,237)	$(1,986,807)	$(358,540)	$(5,420,429)	$(7,963,013)

[1]	Represents purchased options, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

OTC derivatives, including forward foreign currency contracts, options, interest rate swaptions and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of September 30, 2016, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Bank of America, N.A.	$(529,371)	$—
Credit Suisse International	(172,520)	410,000
Deutsche Bank AG	(178,388)	150,000

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of September 30, 2016:

Maximum Amount of Loss—Gross	Maximum Amount of Loss—Net
$15,242,335	$13,059,266

These amounts include cash and U.S. government and agency securities received as collateral of $1,947,358.

Industry Summary at September 30, 2016 (Unaudited)

ABS Home Equity	12.3%
ABS Credit Card	8.0
Midstream	5.5
Independent Energy	5.4
Non-Agency Commercial Mortgage-Backed Securities	5.3
ABS Car Loan	4.5
Technology	4.4
ABS Other	4.1
Banking	3.3
Pharmaceuticals	3.1
Automotive	2.2
Other Investments, less than 2% each	23.8
Short-Term Investments	15.7

Total Investments	97.6
Other assets less liabilities (including open written options, swap agreements, forward foreign currency contracts and futures contracts)	2.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2016 (Unaudited)

McDonnell Intermediate Municipal Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 96.0% of Net Assets
Municipals – 96.0%
	Arizona – 0.8%
$ 800,000	Scottsdale Municipal Property Corp. Excise Tax Revenue, Water & Sewer Development Project, Prerefunded 07/01/2018@100, Series A, 5.000%, 7/01/2019	$857,464

	Arkansas – 1.4%
750,000	Arizona Board of Regents, State University System Revenue, Refunding, Series A, 5.000%, 7/01/2024	947,985
400,000	Pulaski County Hospital Revenue, Arkansas Children’s Hospital, Refunding, 5.000%, 3/01/2024	492,416

		1,440,401

	California – 3.5%
250,000	Alameda Corridor Transportation Authority Revenue, Senior Lien, Refunding, Series A, 5.000%, 10/01/2024	308,410
380,000	Bay Area Water Supply & Conservation Agency Revenue, Series A, 5.000%, 10/01/2024	469,349
485,000	California School Finance Authority Revenue, Aspire Public Schools Obligated Group, Refunding, 5.000%, 8/01/2027	581,719
700,000	Garden Grove Unified School District, 2010 Election, GO, Series C, 5.000%, 8/01/2035	854,742
400,000	Los Angeles Harbor Department Revenue, Refunding, Series A, AMT, 5.000%, 8/01/2036	472,504
760,000	San Gorgonio Memorial Health Care District, GO, Refunding, 5.000%, 8/01/2024	940,439

		3,627,163

	Colorado – 3.5%
1,000,000	Adams & Weld Counties School District No. 27J Brighton, GO, (State Aid Withholding), 5.000%, 12/01/2028	1,260,310
260,000	Colorado Springs Utilities System Revenue, Series B-2, 5.000%, 11/15/2033	318,016
400,000	Colorado State Health Facilities Authority Revenue, Craig Hospital Project, 5.000%, 12/01/2028	462,392
400,000	Denver City & County School District No. 1, GO, Series B, (State Aid Withholding), 5.000%, 12/01/2026	491,260
500,000	Regional Transportation District Sales Tax Revenue, Fastracks Project, Refunding, Series A, 5.000%, 11/01/2028	651,420
450,000	University of Colorado Revenue, Refunding, Series B, 5.000%, 6/01/2019	497,174

		3,680,572

	District of Columbia – 0.8%
800,000	District of Columbia Water & Sewer Authority Public Utility Revenue, Prerefunded 10/01/2018@100, Series A, 5.000%, 10/01/2024	864,512

Principal Amount	Description	Value (†)
Municipals – continued
	Florida – 10.9%
$ 500,000	Fernandina Beach Utility System Revenue, Refunding, Series A, 5.000%, 9/01/2027	$602,730
1,000,000	Florida Municipal Power Agency, Refunding, Series A, 5.000%, 10/01/2028	1,258,030
400,000	Florida State Board of Governors, University System Improvement Revenue, Refunding, Series A, 5.000%, 7/01/2018	428,444
1,000,000	Lee County Transportation Facilities Revenue, Refunding, (AGM insured), 5.000%, 10/01/2022	1,208,670
750,000	Miami-Dade County Aviation Revenue, Refunding, Series A, AMT, 5.000%, 10/01/2017	779,070
1,000,000	Miami-Dade County Water & Sewer System Revenue, Refunding, 5.000%, 10/01/2023	1,232,890
1,000,000	Orange County School Board, COP, Refunding, Series B, 5.000%, 8/01/2027	1,276,540
400,000	Orlando & Orange County Expressway Authority Revenue, Refunding, 5.000%, 7/01/2023	479,620
1,000,000	Orlando & Orange County Expressway Authority, Refunding, (AGM insured), 5.000%, 7/01/2024	1,192,350
1,000,000	Osceola County Sales Tax Revenue, Refunding, Series A, 5.000%, 10/01/2033	1,203,720
600,000	Sarasota County Infrastructure Sales Surtax Revenue, Refunding, 5.000%, 10/01/2022	726,354
400,000	Sarasota County Utility System Revenue, 5.000%, 10/01/2023	498,568
400,000	Volusia County Educational Facility Authority Revenue, Embry-Riddle Aeronautical University, Inc., Series B, 5.000%, 10/15/2025	493,300

		11,380,286

	Georgia – 2.6%
500,000	Municipal Electric Authority of Georgia Revenue, Series B, 5.000%, 1/01/2021	578,960
1,500,000	Municipal Electric Authority of Georgia Revenue, Project One Subordinated Bonds, Refunding, Series A, 5.000%, 1/01/2032	1,797,360
250,000	Savannah Hospital Authority Revenue, St. Joseph’s/Candler Health System Obligated Group, Series A, 5.500%, 7/01/2027	301,225

		2,677,545

	Hawaii – 3.3%
1,500,000	Hawaii, Refunding, Series EZ, 5.000%, 10/01/2025	1,915,305
1,335,000	Honolulu City & County, Prerefunded 4/01/2019@100, Series A, 5.000%, 4/01/2026	1,470,462

		3,385,767

	Illinois – 7.7%
210,000	Chicago O’Hare International Airport, General Revenue, Refunding, Series C, AMT, 5.000%, 1/01/2022	245,969
1,000,000	Chicago O’Hare International Airport, Revenue, Series D, 5.000%, 1/01/2026	1,227,660
2,000,000	DuPage County Community Unit School District No. 200, GO, Refunding, 4.000%, 11/01/2020	2,205,960
210,000	Illinois Finance Authority Revenue, Art Institute of Chicago (The), Refunding, 5.000%, 3/01/2024	255,904

Principal Amount	Description	Value (†)
Municipals – continued
	Illinois – continued
$ 100,000	Illinois Finance Authority Revenue, Art Institute of Chicago (The), Refunding, 5.000%, 3/01/2025	$123,275
370,000	Illinois Finance Authority Revenue, Children’s Memorial Hospital, Series B, 5.500%, 8/15/2028	400,047
100,000	Illinois Finance Authority Revenue, Loyola University Chicago, Series B, 5.000%, 7/01/2021	116,249
500,000	Illinois Finance Authority Revenue, Loyola University Chicago, Series B, 5.000%, 7/01/2020	567,685
2,000,000	Illinois Municipal Electric Agency Power Supply, Prerefunded 2/01/2017@100, Series A, 5.125%, 2/01/2029	2,028,080
700,000	Will County Forest Preservation District, GO, Refunding, Series A, 5.000%, 12/15/2020	806,617

		7,977,446

	Indiana – 2.1%
405,000	Greenfield Middle School Building Corp. Revenue, 1st Mortgage, Refunding, 5.000%, 1/15/2020	456,545
1,035,000	Hobart Building Corp. Revenue, Refunding, 4.000%, 1/15/2021	1,147,701
500,000	Indianapolis Local Public Improvement Bond Bank Revenue, Indianapolis Airport Authority, Refunding, Series A1, AMT, 5.000%, 1/01/2023	598,250

		2,202,496

	Iowa – 2.3%
250,000	City of Carter Lake Local Option Sales Tax Revenue, Prerefunded 06/01/2018@100, 5.500%, 6/01/2038	268,983
1,110,000	City of Des Moines Stormwater Utility Revenue, Refunding, Series C, 5.000%, 6/01/2017	1,140,481
335,000	Xenia Rural Water District Revenue, Capital Loan Notes, Refunding, 5.000%, 12/01/2022	393,350
450,000	Xenia Rural Water District Revenue, Capital Loan Notes, Refunding, 5.000%, 12/01/2023	534,955

		2,337,769

	Kansas – 0.8%
720,000	Sedgwick County Unified School District No. 265 Goddard, GO, Refunding, Series B, 4.000%, 10/01/2022	828,518

	Kentucky – 1.8%
1,000,000	Kentucky State Property & Building Commission Revenue, Project No. 112, Refunding, Series B, 5.000%, 11/01/2022	1,193,430
325,000	Louisville & Jefferson County Metropolitan Government Health System Revenue, Norton Healthcare, Inc. Obligated Group, Refunding, Series A, 5.000%, 10/01/2020	371,459
275,000	Louisville & Jefferson County, Metropolitan Government Revenue, Jewish Hospital St. Mary’s Healthcare, Prerefunded 02/01/2018@100, 6.125%, 2/01/2037	293,953

		1,858,842

	Massachusetts – 0.5%
310,000	Massachusetts State Development Finance Agency Revenue, Charles Stark Draper Laboratory, Prerefunded 09/01/2018@100, 5.500%, 9/01/2020	336,632

Principal Amount	Description	Value (†)
Municipals – continued
	Massachusetts – continued
$ 150,000	Massachusetts State Development Finance Agency Revenue, Massachusetts College of Pharmacy Allied Health Science, Series F, 4.000%, 7/01/2018	$157,710

		494,342

	Minnesota – 0.5%
250,000	Minneapolis-St. Paul Metropolitan Airports Commission Revenue, Refunding, 5.000%, 1/01/2017	252,480
300,000	Minnesota State Higher Education Facilities Authority Revenue, University of St. Thomas, Series 7-U, 5.000%, 4/01/2017	305,913

		558,393

	Missouri – 3.1%
735,000	Clay County Public School District No. 53, Liberty Public School District, GO, Refunding, 4.000%, 3/01/2024	858,840
700,000	Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Refunding, 5.000%, 1/01/2024	848,729
1,250,000	Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Refunding, Series A, 5.000%, 12/01/2034	1,507,038

		3,214,607

	Nebraska – 2.7%
1,000,000	Metropolitan Utilities District of Omaha Revenue, System Improvements, Refunding, 5.000%, 12/01/2022	1,206,350
1,000,000	Nebraska Public Power District Revenue, Prerefunded 1/01/2018@100, Series C, 5.000%, 1/01/2024	1,051,410
500,000	Nebraska Public Power District, General Revenue, Refunding, Series A, 5.000%, 1/01/2028	590,885

		2,848,645

	Nevada – 0.6%
500,000	City of Henderson, GO, Various Purpose, Refunding, 5.000%, 6/01/2026	621,615

	New Jersey – 3.7%
500,000	New Jersey Economic Development Authority, School Facilities, Prerefunded 09/01/2017@100, Series U, (AGM insured), 5.000%, 9/01/2022	518,305
265,000	New Jersey Health Care Facilities Financing Authority Revenue, Refunding, Virtual Health, Inc., 5.000%, 7/01/2023	323,282
500,000	New Jersey State Turnpike Authority Revenue, Series A, 5.000%, 1/01/2032	604,245
1,500,000	New Jersey State Turnpike Authority Revenue, Series E, 5.000%, 1/01/2032	1,809,840
500,000	Rutgers The State University of New Jersey, Refunding, Series J, 5.000%, 5/01/2024	615,815

		3,871,487

Principal Amount	Description	Value (†)
Municipals – continued
	New Mexico – 3.2%
$ 2,500,000	New Mexico Hospital Equipment Loan Council Revenue, Presbyterian Healthcare Services Obligated Group, Prerefunded 08/01/2018@100, Series A, 6.000%, 8/01/2023	$2,726,075
500,000	New Mexico Hospital Equipment Loan Council Revenue, Presbyterian Healthcare Services Obligated Group, Refunding, 5.000%, 8/01/2031	604,115

		3,330,190

	New York – 4.9%
2,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Sub-Fiscal 2016, Series A-1, 5.000%, 8/01/2032	2,459,380
1,025,000	New York City, Fiscal 2015, GO, Refunding, Series A, 5.000%, 8/01/2021	1,208,004
350,000	New York State Dormitory Authority Revenue, Mental Health Services Facility Improvements, (State Appropriation), 5.000%, 2/15/2017	355,362
1,000,000	Port Authority of New York & New Jersey Revenue, 195th Series, Refunding, AMT, 5.000%, 10/01/2019	1,111,860

		5,134,606

	Ohio – 4.5%
400,000	American Municipal Power Revenue, Hydroelectric Projects, Refunding, Series CA, (AGM insured), 5.000%, 2/15/2021	446,832
250,000	American Municipal Power, Inc. Revenue, Greenup Hydroelectric Project, Series A, 5.000%, 2/15/2028	310,595
250,000	American Municipal Power, Inc. Revenue, Meldahl Hydroelectric Project, Green Bond, Series A, 5.000%, 2/15/2022	296,465
500,000	Columbus, GO, Various Purpose, Series A, 5.000%, 8/15/2023	623,280
500,000	Hamilton County Hospital Facilities Revenue, UC Health Obligated Group, 5.000%, 2/01/2024	606,235
500,000	Ohio State Higher Educational Facility Commission Revenue, University of Dayton, 5.000%, 12/01/2030	589,950
1,000,000	Ohio State Hospital Revenue, University Hospitals Health System, Inc. Obligated Group, Refunding, Series A, 5.000%, 1/15/2027	1,239,470
500,000	Scioto County Hospital Revenue, Southern Ohio Medical Center Obligated Group, Refunding, 5.000%, 2/15/2030	602,815

		4,715,642

	Pennsylvania – 3.0%
335,000	Delaware County Authority Revenue, Villanova University, 5.000%, 8/01/2019	371,796
285,000	Delaware River Joint Toll Bridge Commission Revenue, Refunding, Series A, 4.000%, 7/01/2027	315,102
2,000,000	Pennsylvania State University Revenue, Refunding, Series B, 5.000%, 9/01/2023	2,476,780

		3,163,678

	Rhode Island – 1.8%
500,000	Rhode Island Clean Water Finance Agency Pollution Control Agency Revolving Fund-Pooled Loan, Series A, 5.000%, 10/01/2024	624,350

Principal Amount	Description	Value (†)
Municipals – continued
	Rhode Island – continued
$ 1,000,000	Rhode Island Turnpike & Bridge Authority Motor Fuel Tax Revenue, Refunding, Series A, 5.000%, 10/01/2033	$1,212,840

		1,837,190

	South Dakota – 0.5%
465,000	Sioux Falls Sales Tax Revenue, Series A-1, 4.750%, 11/15/2036	482,265

	Tennessee – 3.3%
500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Vanderbilt University Medical Center Obligated Group, Series A, 5.000%, 7/01/2030	612,770
2,000,000	Metropolitan Government of Nashville & Davidson County, GO, Refunding, Prerefunded 01/01/2018@100, 5.000%, 1/01/2024	2,100,260
615,000	Metropolitan Nashville Airport Authority (The) Revenue, Series B, AMT, 5.000%, 7/01/2023	736,327

		3,449,357

	Texas – 12.1%
500,000	City of Dallas, GO, Prerefunded 2/15/2018@100, 5.000%, 2/15/2024	527,875
700,000	City of Denton, GO, Refunding, 5.000%, 2/15/2024	872,340
250,000	Denton Independent School District, GO, Prerefunded 08/15/2017@100, (PSF-GTD), 5.000%, 8/15/2030	258,815
1,500,000	Fort Worth Independent School District, GO, School Building, Refunding, (PSF-GTD), 5.000%, 2/15/2021	1,747,020
1,550,000	Harris County Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine, Refunding, 5.000%, 11/15/2027	1,966,950
500,000	Harris County Health Facilities Development Authority Revenue, Memorial Hermann Healthcare System, Prerefunded 12/01/2018@100, Series B, 7.125%, 12/01/2031	566,175
1,000,000	Houston Higher Education Finance Corp. Revenue, Harmony Public School, Refunding, Series A, (PSF-GTD), 5.000%, 2/15/2024	1,225,080
1,000,000	Lancaster Independent School District, GO, Refunding, (BAM insured), 5.000%, 2/15/2026	1,253,520
940,000	New Caney Independent School District, Refunding, Series A, (PSF-GTD), 5.000%, 2/15/2023	1,148,455
350,000	State of Texas Water Financial Assistance, GO, Series B, 5.000%, 8/01/2022	415,198
1,275,000	State of Texas, Transportation Commission Mobility Fund, GO, Prerefunded 4/01/2018@100, 5.000%, 4/01/2026	1,352,724
400,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue, Methodist Hospitals of Dallas, 5.000%, 10/01/2024	487,520

Principal Amount	Description	Value (†)
Municipals – continued
	Texas – continued
$ 670,000	Texas State Technical College System Revenue, Refunding, (AGM Insured), 4.000%, 10/15/2033	$741,100

		12,562,772

	Utah – 0.3%
250,000	Utah State Transit Authority Sales Tax Revenue, Refunding, 5.000%, 6/15/2024	303,055

	Washington – 5.3%
1,140,000	Grant County Public Utility District No. 2, Refunding, Priest Rapids Hydroelectric Project, Series B, AMT, 5.000%, 1/01/2025	1,407,330
500,000	King County Public Hospital District No. 2, GO, Evergreen Healthcare, Series B, 5.000%, 12/01/2032	588,465
1,500,000	Pierce County School District No. 10 Tacoma, Refunding, 5.000%, 12/01/2026	1,913,640
500,000	Port of Seattle Revenue, AMT, 5.000%, 7/01/2029	581,440
400,000	Port of Seattle Special Facility Revenue, Refunding, AMT, SEATAC Fuel Facility LLC, 5.000%, 6/01/2020	446,584
500,000	Snohomish County School District No. 15 Edmonds, GO, 5.000%, 12/01/2031	606,760

		5,544,219

	Wisconsin – 4.5%
450,000	Public Finance Authority Hospital Revenue, Renown Regional Medical Center Project Obligated Group, Refunding, Series A, 4.000%, 6/01/2020	493,232
1,000,000	Public Finance Authority Lease Development Revenue, Kansas University Development Corp., 5.000%, 3/01/2030	1,210,230
225,000	Wisconsin Health & Educational Facilities Authority Revenue, Aspirus, Inc. Obligated Group, Refunding, Series A, 5.000%, 8/15/2031	258,410
2,150,000	Wisconsin State Transportation Revenue, Series A, 5.000%, 7/01/2024	2,715,772

		4,677,644

	Total Bonds and Notes (Identified Cost $96,853,087)	99,928,488

Short-Term Investments – 3.1%
3,286,230	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2016 at 0.030% to be repurchased at $3,286,238 on 10/03/2016 collateralized by $3,110,000 U.S. Treasury Note, 2.500% due 8/15/2023 valued at $3,354,913 including accrued interest(b) (Identified Cost $3,286,230)	3,286,230

	Total Investments – 99.1% (Identified Cost $100,139,317)(a)	103,214,718
	Other assets less liabilities – 0.9%	924,097

	Net Assets – 100.0%	$104,138,815

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2016, the net unrealized appreciation on investments based on a cost of $100,139,317 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,152,988
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(77,587)

Net unrealized appreciation	$3,075,401

At December 31, 2015, the Fund had a short-term capital loss carryforward of $332,683 with no expiration date and a long-term capital loss carryforward of $44,227 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual
COP	Certificate of Participation
GO	General Obligation
PSF-GTD	Permanent School Fund Guarantee Program

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$99,928,488	$—	$99,928,488
Short-Term Investments	—	3,286,230	—	3,286,230

Total	$—	$103,214,718	$—	$103,214,718

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2016, there were no transfers among Levels 1, 2 and 3.

Holdings Summary at September 30, 2016 (Unaudited)

General Obligation	12.9%
School District	12.9
Higher Education	12.2
Transportation	11.5
Medical	11.1
Power	9.8
General	8.8
Water	7.2
Education	3.8
Airport	3.0
Utilities	2.2
Bond Bank	0.6
Short-Term Investments	3.1

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2016 (Unaudited)

Natixis Oakmark Fund

Shares	Description	Value (†)
Common Stocks – 96.3% of Net Assets
	Air Freight & Logistics – 2.3%
29,840	FedEx Corp.	$5,212,451

	Automobiles – 3.8%
364,300	Fiat Chrysler Automobiles NV	2,331,520
117,800	General Motors Co.	3,742,506
45,800	Harley-Davidson, Inc.	2,408,622

		8,482,648

	Banks – 11.3%
534,400	Bank of America Corp.	8,363,360
149,100	Citigroup, Inc.	7,041,993
98,200	JPMorgan Chase & Co.	6,539,138
79,500	Wells Fargo & Co.	3,520,260

		25,464,751

	Beverages – 1.5%
29,700	Diageo PLC, Sponsored ADR	3,446,388

	Capital Markets – 6.6%
93,900	Bank of New York Mellon Corp. (The)	3,744,732
26,110	Goldman Sachs Group, Inc. (The)	4,210,760
71,100	State Street Corp.	4,950,693
30,100	T. Rowe Price Group, Inc.	2,001,650

		14,907,835

	Consumer Finance – 4.2%
233,100	Ally Financial, Inc.	4,538,457
70,000	Capital One Financial Corp.	5,028,100

		9,566,557

	Electronic Equipment, Instruments & Components – 2.1%
73,500	TE Connectivity Ltd.	4,731,930

	Energy Equipment & Services – 2.0%
54,100	Halliburton Co.	2,428,008
55,500	National Oilwell Varco, Inc.	2,039,070

		4,467,078

	Food Products – 0.8%
23,190	Nestle S.A., Sponsored ADR	1,832,474

	Health Care Equipment & Supplies – 0.7%
18,580	Medtronic PLC	1,605,312

	Health Care Providers & Services – 2.0%
32,650	UnitedHealth Group, Inc.	4,571,000

	Hotels, Restaurants & Leisure – 1.1%
95,900	MGM Resorts International(b)	2,496,277

Shares	Description	Value (†)
Common Stocks – continued
	Household Durables – 1.9%
26,500	Whirlpool Corp.	$4,297,240

	Industrial Conglomerates – 2.8%
214,800	General Electric Co.	6,362,376

	Insurance – 9.3%
73,800	Aflac, Inc.	5,304,006
106,700	American International Group, Inc.	6,331,578
44,850	Aon PLC	5,045,176
84,000	Principal Financial Group, Inc.	4,326,840

		21,007,600

	Internet & Direct Marketing Retail – 1.5%
172,300	Liberty Interactive Corp./QVC Group, Class A(b)	3,447,723

	Internet Software & Services – 3.6%
9,970	Alphabet, Inc., Class A(b)	8,016,478

	IT Services – 7.2%
50,300	Automatic Data Processing, Inc.	4,436,460
61,300	MasterCard, Inc., Class A	6,238,501
68,720	Visa, Inc., Class A	5,683,144

		16,358,105

	Machinery – 6.7%
60,600	Caterpillar, Inc.	5,379,462
41,500	Cummins, Inc.	5,318,225
36,200	Parker Hannifin Corp.	4,544,186

		15,241,873

	Media – 2.9%
43,700	Comcast Corp., Class A	2,899,058
262,800	News Corp., Class A	3,673,944

		6,573,002

	Oil, Gas & Consumable Fuels – 5.4%
76,000	Anadarko Petroleum Corp.	4,815,360
115,400	Apache Corp.	7,370,598

		12,185,958

	Personal Products – 0.8%
38,700	Unilever PLC, Sponsored ADR	1,834,380

	Pharmaceuticals – 1.4%
83,800	Sanofi, Sponsored ADR	3,200,322

	Semiconductors & Semiconductor Equipment – 7.7%
26,500	Applied Materials, Inc.	798,975
157,800	Intel Corp.	5,956,950
72,700	QUALCOMM, Inc.	4,979,950
79,700	Texas Instruments, Inc.	5,593,346

		17,329,221

	Software – 4.3%
78,300	Microsoft Corp.	4,510,080

Shares	Description	Value (†)
Common Stocks – continued
	Software – continued
132,000	Oracle Corp.	$5,184,960

		9,695,040

	Technology Hardware, Storage & Peripherals – 2.4%
48,350	Apple, Inc.	5,465,968

	Total Common Stocks (Identified Cost $189,969,570)	217,799,987

Principal Amount
Short-Term Investments – 4.0%
$ 9,002,661	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2016 at 0.030% to be repurchased at $9,002,684 on 10/03/2016 collateralized by $8,515,000 U.S. Treasury Note, 2.500% due 8/15/2023 valued at $9,185,556 including accrued interest(c) (Identified Cost $9,002,661)	9,002,661

	Total Investments – 100.3% (Identified Cost $198,972,231)(a)	226,802,648
	Other assets less liabilities – (0.3)%	(695,491)

	Net Assets – 100.0%	$226,107,157

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2016, the net unrealized appreciation on investments based on a cost of $198,972,231 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$34,518,278
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(6,687,861)

Net unrealized appreciation	$27,830,417

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$217,799,987	$—	$—	$217,799,987
Short-Term Investments	—	9,002,661	—	9,002,661

Total	$217,799,987	$9,002,661	$—	$226,802,648

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2016, there were no transfers among Levels 1, 2 and 3.

Industry Summary at September 30, 2016 (Unaudited)

Banks	11.3%
Insurance	9.3
Semiconductors & Semiconductor Equipment	7.7
IT Services	7.2
Machinery	6.7
Capital Markets	6.6
Oil, Gas & Consumable Fuels	5.4
Software	4.3
Consumer Finance	4.2
Automobiles	3.8
Internet Software & Services	3.6
Media	2.9
Industrial Conglomerates	2.8
Technology Hardware, Storage & Peripherals	2.4
Air Freight & Logistics	2.3
Electronic Equipment, Instruments & Components	2.1
Health Care Providers & Services	2.0
Energy Equipment & Services	2.0
Other Investments, less than 2% each	9.7
Short-Term Investments	4.0

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2016 (Unaudited)

SeeyondSM Multi-Asset Allocation Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 14.1% of Net Assets
	France – 2.8%
900,000	France Government Bond OAT, 3.500%, 4/25/2020, (EUR)(b)	$1,158,528

	Germany – 3.0%
390,000	Bundesrepublik Deutschland, 1.500%, 2/15/2023, (EUR)(b)	495,124
600,000	Bundesrepublik Deutschland, 3.250%, 1/04/2020, (EUR)(b)	761,989

		1,257,113

	United Kingdom – 0.7%
200,000	United Kingdom Gilt, 2.250%, 9/07/2023, (GBP)(b)	291,499

	United States – 7.6%
3,038,490	U.S. Treasury Inflation Indexed Note, 0.625%, 1/15/2026(c)	3,195,610

	Total Bonds and Notes (Identified Cost $6,211,431)	5,902,750

Shares
Exchange-Traded Funds – 4.8%
	United States – 4.8%
2,910	iShares® MSCI China ETF(d)	141,135
13,710	iShares® MSCI Emerging Markets ETF(b)(d)	513,440
2,500	iShares® MSCI India ETF(d)	73,525
4,025	iShares® MSCI South Korea Capped ETF(b)(d)	233,973
25,600	iShares® MSCI Switzerland Capped ETF(b)(d)	782,080
13,030	iShares® MSCI Taiwan ETF(b)(d)	204,571
700	iShares® MSCI Thailand Capped ETF(b)(d)	51,457

	Total Exchange-Traded Funds (Identified Cost $2,083,423)	2,000,181

Contracts
Purchased Options – 1.1%
	Index Options – 0.9%
332	EURO STOXX 50®,Call expiring December 16, 2016 at 3100(e)(f)	219,713
133	EURO STOXX 50®,Call expiring December 16, 2016 at 3150(e)(f)	59,799
556	EURO STOXX 50®,Put expiring December 16, 2016 at 2500(e)(f)	86,612

		366,124

	Options on Futures Contracts – 0.2%
68	E-mini S&P 500® expiring December 16, 2016 at 2200(e)(f)	100,300

	Total Purchased Options (Identified Cost $1,203,101)	466,424

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 52.9%
$ 6,970,000	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2016 at 0.030% to be repurchased at $6,970,017 on 10/03/2016 collateralized by $5,695,000 U.S. Treasury Bond, 3.375% due 5/15/2044 valued at $7,111,631 including accrued interest(b)(g)	$6,970,000
6,635,483	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2016 at 0.030% to be repurchased at $6,635,500 on 10/03/2016 collateralized by $6,275,000 U.S. Treasury Note, 2.500% due 8/15/2023 valued at $6,769,156 including accrued interest(g)	6,635,483
8,500,000	U.S. Treasury Bills, 0.340%, 12/08/2016(h)(i)	8,497,161

	Total Short-Term Investments (Identified Cost $22,100,032)	22,102,644

	Total Investments – 72.9% (Identified Cost $31,597,987)(a)	30,471,999
	Other assets less liabilities – 27.1%	11,314,935

	Net Assets – 100.0%	$41,786,934

Contracts
Written Options – (1.8%)
	Index Options – (1.8%)
112	EURO STOXX 50®, Call expiring December 15, 2017 at 3100(f)	$(211,896)
34	EURO STOXX 50®, Put expiring December 16, 2016 at 3100(f)	(61,624)
112	EURO STOXX 50®, Put expiring December 15, 2017 at 3100(f)	(482,770)

	(Premiums Received $932,030)	$(756,290)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Option contracts on domestic indices are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”).

Option contracts on foreign indices are priced at the most recent settlement price.

Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2016, option and futures contracts of the Fund were fair valued, as follows:

Option contracts[1]	Percentage of Net Assets	Futures contracts[2]	Percentage of Net Assets
$1,122,414	2.7%	$46,580	0.1%

[1]	Certain foreign options contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those contracts. Amount shown represents market value of open contracts (purchased and written), at absolute value.
[2]	Certain foreign index futures contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those contracts. Amount shown represents gross unrealized appreciation/(depreciation) of open contracts, at absolute value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At September 30, 2016, the net unrealized depreciation on investments based on a cost of $31,708,544 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$133,307
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,369,852)

Net unrealized depreciation	$(1,236,545)

At December 31, 2015, late- year ordinary and post-October capital loss deferrals were $1,081,274. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)	Treasury Inflation Protected Security (TIPS).
(d)	iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. Neither BlackRock Institutional Trust Company, N.A. nor the iShares® Funds make any representations regarding the advisability of investing in the SeeyondSM Multi-Asset Allocation Fund.
(e)	Non-income producing security.
(f)	The Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid. When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option. Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.
(g)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2016, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(h)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(i)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2016, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
10 Year Australia Government Bond	12/15/2016	6	$629,192	$7,845
10 Year U.S. Treasury Note	12/20/2016	13	1,704,625	2,281
ASX SPI 200™	12/15/2016	6	625,859	4,969
British Pound	12/19/2016	23	1,868,319	(37,950)
CBOE SPX Volatility Index	10/19/2016	40	631,000	(45,230)
E-mini NASDAQ 100	12/16/2016	3	292,215	8,733
E-mini S&P 500®	12/16/2016	70	7,561,750	87,307
Euro	12/19/2016	9	1,268,663	(2,925)
Euro-BTP	12/08/2016	5	803,700	(5,561)
Euro-Buxl® 30 Year Bond	12/08/2016	1	215,885	1,707
FTSE 100 Index	12/16/2016	5	444,618	13,908
German Euro Bund	12/08/2016	9	1,675,251	2,730
Japanese Yen	12/19/2016	14	1,730,838	11,025
Nikkei 225™	12/08/2016	13	1,078,675	(32,500)
S&P/TSX 60 Index	12/15/2016	4	521,483	7,476
Ultra Long U.S. Treasury Bond	12/20/2016	6	1,103,250	(11,109)

Total				$12,706

At September 30, 2016, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Canadian Dollar	12/20/2016	22	$1,678,270	$(5,170)
Australian Dollar	12/19/2016	33	2,524,170	(49,995)
Swiss Franc	12/19/2016	6	776,250	(487)
EURO STOXX 50®	12/16/2016	122	4,108,056	(27,703)

Total				$(83,355)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$5,902,750	$—	$5,902,750
Exchange-Traded Funds*	2,000,181	—	—	2,000,181
Purchased Options *	100,300	366,124	—	466,424
Short-Term Investments	—	22,102,644	—	22,102,644

Total Investments	$2,100,481	$28,371,518	$—	$30,471,999

Futures Contracts (unrealized appreciation)	129,104	18,877	—	147,981

Total	$2,229,585	$28,390,395	$—	$30,619,980

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$—	$(756,290)	$—	$(756,290)
Futures Contracts (unrealized depreciation)	(190,927)	(27,703)	—	(218,630)

Total	$(190,927)	$(783,993)	$—	$(974,920)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2016, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts and option contracts.

The Fund seeks to gain exposure to a combination of four asset classes: equity, fixed income, currency and volatility. The Fund pursues its objective by utilizing a variety of listed and other liquid derivative instruments. The Fund’s equity exposure typically will be obtained through investments in broad, equity index listed futures, equity index options, options on futures and exchange-traded funds (“ETFs”). The Fund’s fixed income exposure may consist of, but is not limited to, U.S. and non-U.S. government bonds, listed bond futures, options on futures and fixed income ETFs. The Fund’s currency exposure typically will be obtained through investments in non-dollar denominated investments and futures contracts. The Fund’s exposure to volatility assets will result from both “long” and “short” positions in futures and options, such as futures contracts based on the Chicago Board Options Exchange Volatility Index (the “VIX”), listed equity index options, options on futures and equity index futures. During the period ended September 30, 2016, the Fund used futures, equity index options and options on futures contracts to gain investment exposure in accordance with its objective.

The following is a summary of derivative instruments for the Fund, as of September 30, 2016:

Assets	Investments at value[1]	Unrealized appreciation on futures contracts	Total
Exchange traded/cleared asset derivatives
Interest rate contracts	$—	$14,563	$14,563
Foreign exchange contracts	—	11,025	11,025
Equity contracts	466,424	122,393	588,817

Total asset derivatives	$466,424	$147,981	$614,405

Liabilities	Options written at value	Unrealized depreciation on futures contracts	Total
Exchange traded/cleared liability derivatives
Interest rate contracts	$—	$(16,670)	$(16,670)
Foreign exchange contracts	—	(96,527)	(96,527)
Equity contracts	(756,290)	(105,433)	(861,723)

Total liability derivatives	$(756,290)	$(218,630)	$(974,920)

[1]	Represents purchased options, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund as of September 30, 2016:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$147,981	$147,981

Industry Summary at September 30, 2016 (Unaudited)

Treasuries	14.1%
Exchange-Traded Funds	4.8
Purchased Options	1.1
Short-Term Investments	52.9

Total Investments	72.9
Other assets less liabilities (including open written options and futures contracts)	27.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2016 (Unaudited)

Vaughan Nelson Value Opportunity Fund

Shares	Description	Value (†)
Common Stocks – 96.3% of Net Assets
	Banks – 5.2%
539,775	Chemical Financial Corp.	$23,820,271
1,941,800	Investors Bancorp, Inc.	23,321,018
480,900	PacWest Bancorp	20,635,419

		67,776,708

	Building Products – 1.8%
618,300	Caesarstone Ltd.(b)	23,316,093

	Capital Markets – 2.8%
364,525	Nasdaq, Inc.	24,620,018
257,975	SEI Investments Co.	11,766,240

		36,386,258

	Commercial Services & Supplies – 1.4%
405,175	KAR Auction Services, Inc.	17,487,353

	Communications Equipment – 0.8%
340,700	CommScope Holding Co., Inc.(b)	10,258,477

	Consumer Finance – 1.9%
897,300	Synchrony Financial	25,124,400

	Containers & Packaging – 6.7%
243,950	Avery Dennison Corp.	18,976,871
577,625	Crown Holdings, Inc.(b)	32,976,611
279,000	Packaging Corp. of America	22,671,540
253,775	WestRock Co.	12,303,012

		86,928,034

	Diversified Consumer Services – 5.2%
790,725	Grand Canyon Education, Inc.(b)	31,937,383
890,275	H&R Block, Inc.	20,609,866
426,200	ServiceMaster Global Holdings, Inc.(b)	14,354,416

		66,901,665

	Health Care Providers & Services – 9.9%
312,650	Amsurg Corp.(b)	20,963,182
295,825	Centene Corp.(b)	19,808,442
433,225	Community Health Systems, Inc.(b)	4,999,417
419,200	HCA Holdings, Inc.(b)	31,704,096
419,200	MEDNAX, Inc.(b)	27,772,000
684,175	Premier, Inc., Class A(b)	22,126,219

		127,373,356

	Health Care Technology – 2.0%
807,125	IMS Health Holdings, Inc.(b)	25,295,297

	Hotels, Restaurants & Leisure – 1.1%
360,325	Aramark	13,703,160

Shares	Description	Value (†)
Common Stocks – continued
	Household Durables – 4.4%
457,050	Lennar Corp., Class A	$19,351,497
701,460	Newell Brands, Inc.	36,938,884

		56,290,381

	Household Products – 2.0%
192,075	Spectrum Brands Holdings, Inc.	26,446,807

	Insurance – 8.6%
701,000	Arthur J. Gallagher & Co.	35,659,870
663,150	First American Financial Corp.	26,048,532
405,175	Hartford Financial Services Group, Inc. (The)	17,349,594
291,625	Reinsurance Group of America, Inc., Class A	31,478,002

		110,535,998

	Internet & Direct Marketing Retail – 0.4%
143,000	HSN, Inc.	5,691,400

	IT Services – 12.2%
103,750	Alliance Data Systems Corp.(b)	22,257,487
190,675	Broadridge Financial Solutions, Inc.	12,925,858
189,275	CACI International, Inc., Class A(b)	19,097,848
473,875	Fidelity National Information Services, Inc.	36,502,591
1,382,375	First Data Corp., Class A(b)	18,192,055
137,400	Fiserv, Inc.(b)	13,667,178
257,975	Global Payments, Inc.	19,802,161
560,800	Sabre Corp.	15,803,344

		158,248,522

	Life Sciences Tools & Services – 2.4%
1,093,575	VWR Corp.(b)	31,013,787

	Machinery – 2.3%
911,675	Milacron Holdings Corp.(b)	14,550,333
99,550	Snap-on, Inc.	15,127,618

		29,677,951

	Metals & Mining – 3.0%
182,250	Carpenter Technology Corp.	7,519,635
2,593,725	Constellium NV, Class A(b)	18,674,820
175,250	Reliance Steel & Aluminum Co.	12,623,257

		38,817,712

	Oil, Gas & Consumable Fuels – 6.2%
542,575	Continental Resources, Inc.(b)	28,192,197
257,975	Gulfport Energy Corp.(b)	7,287,794
1,306,675	QEP Resources, Inc.	25,519,362
1,466,500	WPX Energy, Inc.(b)	19,343,135

		80,342,488

	Pharmaceuticals – 3.1%
977,200	Catalent, Inc.(b)	25,250,848
708,025	Endo International PLC(b)	14,266,704

		39,517,552

Shares	Description	Value (†)
Common Stocks – continued
	REITs—Diversified – 2.9%
2,746,550	New Residential Investment Corp.	$37,929,855

	Road & Rail – 0.7%
217,885	Hertz Global Holdings, Inc.(b)	8,750,262

	Semiconductors & Semiconductor Equipment – 1.2%
862,250	Micron Technology, Inc.(b)	15,330,805

	Software – 2.4%
248,150	Check Point Software Technologies Ltd.(b)	19,258,921
504,725	RingCentral, Inc., Class A(b)	11,941,794

		31,200,715

	Specialty Retail – 0.9%
82,725	Signet Jewelers Ltd.	6,165,494
364,525	Tailored Brands, Inc.	5,723,043

		11,888,537

	Technology Hardware, Storage & Peripherals – 1.1%
433,225	NCR Corp.(b)	13,945,513

	Textiles, Apparel & Luxury Goods – 1.8%
454,250	Gildan Activewear, Inc.	12,696,288
99,550	PVH Corp.	11,000,275

		23,696,563

	Trading Companies & Distributors – 1.9%
440,225	HD Supply Holdings, Inc.(b)	14,078,395
71,670	Herc Holdings, Inc.(b)	2,415,279
103,750	United Rentals, Inc.(b)	8,143,338

		24,637,012

	Total Common Stocks (Identified Cost $1,197,354,535)	1,244,512,661

Closed-End Investment Companies – 2.7%
2,223,600	Ares Capital Corp. (Identified Cost $35,065,888)	34,465,800

Principal Amount
Short-Term Investments – 0.8%
$ 10,510,428	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2016 at 0.030% to be repurchased at $10,510,454 on 10/03/2016 collateralized by $9,940,000 U.S. Treasury Note, 2.500% due 8/15/2023 valued at $10,722,775 including accrued interest(c) (Identified Cost $10,510,428)	10,510,428

	Total Investments – 99.8% (Identified Cost $1,242,930,851)(a)	1,289,488,889
	Other assets less liabilities – 0.2%	2,958,984

	Net Assets – 100.0%	$1,292,447,873

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2016, the net unrealized appreciation on investments based on a cost of $1,242,930,851 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$112,494,333
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(65,936,295)

Net unrealized appreciation	$46,558,038

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,244,512,661	$—	$—	$1,244,512,661
Closed-End Investment Companies	34,465,800	—	—	34,465,800
Short-Term Investments	—	10,510,428	—	10,510,428

Total	$1,278,978,461	$10,510,428	$—	$1,289,488,889

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2016, there were no transfers among Levels 1, 2 and 3.

Industry Summary at September 30, 2016 (Unaudited)

IT Services	12.2%
Health Care Providers & Services	9.9
Insurance	8.6
Containers & Packaging	6.7
Oil, Gas & Consumable Fuels	6.2
Capital Markets	5.5
Banks	5.2
Diversified Consumer Services	5.2
Household Durables	4.4
Pharmaceuticals	3.1
Metals & Mining	3.0
REITs - Diversified	2.9
Closed-End Investment Companies	2.7
Software	2.4
Life Sciences Tools & Services	2.4
Machinery	2.3
Household Products	2.0
Health Care Technology	2.0
Other Investments, less than 2% each	12.3
Short-Term Investments	0.8

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 21, 2016

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	November 21, 2016